Registration Nos. 2-84012
                                                            811-3752

                 SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON, DC 20549

                           FORM N-1A

                  REGISTRATION STATEMENT UNDER THE
                      SECURITIES ACT OF 1933                [X]


                 Pre-Effective Amendment No. ____           [ ]

                 Post-Effective Amendment No. 55            [X]
                            and/or

                REGISTRATION STATEMENT UNDER THE
                 INVESTMENT COMPANY ACT OF 1940             [X]

                       Amendment No. 56                     [X]

                (Check appropriate box or boxes)

                      THE MANAGERS FUNDS
--------------------------------------------------------------------
         (Exact Name of Registrant as Specified in Charter)

           40 Richards Avenue, Norwalk, Connecticut 06854
--------------------------------------------------------------------
              (Address of Principal Executive Offices)

                     Donald S. Rumery, Secretary
                         The Managers Funds
                         40 Richards Avenue
                          Norwalk, CT 06854

                Copy To:  Philip Newman, Esq., P.C.
                         Goodwin Procter LLP
                            Exchange Place
                          Boston, MA 02110
--------------------------------------------------------------------
              (Name and Address of Agent for Service)

It is proposed that this filing will become effective
(check appropriate box):

[ ]  Immediately upon filing pursuant to      [X] On April 1, 2003
     paragraph (b)                                pursuant to
                                                  paragraph (b)

[ ]  60 days after filing pursuant to         [ ] On (date) pursuant
     paragraph (a)(1)                             to paragraph (a)(1)

[ ]  75 days after filing pursuant to         [ ] On (date) pursuant to
     paragraph (a)(2) of Rule 485                 paragraph (a)(2) of
                                                  Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                   THE MANAGERS FUNDS

                       PROSPECTUS
                   Dated April 1, 2003
                    MONEY MARKET FUND

-------------------------------------------------------------
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

access to excellence.

                     TABLE OF CONTENTS
                     -----------------

1  RISK/RETURN SUMMARY
     Key Information .............................. 1
     Performance Summary .......................... 3
     Fees and Expenses ............................ 4

2 SUMMARY OF THE FUND
     The Managers Funds ........................... 5
     Money Market Fund ............................ 6
     Objective .................................... 6
     Principal Investment Strategies .............. 6
     Portfolio Management of the Fund ............. 7

3 ADDITIONAL PRACTICES/RISKS
     A Few Words About Risk ....................... 8

4 ABOUT YOUR INVESTMENT
     Financial Highlights ........................ 11
     Your Account ................................ 13
     How To Purchase Shares ...................... 15
     How To Sell Shares .......................... 16
     Investor Services ........................... 17
     Other Operating Policies .................... 18
     Account Statements .......................... 19
     Dividends and Distributions ................. 19
     Tax Information ............................. 19

5 FOR MORE INFORMATION
     For More Information ................ Back Cover


Founded in 1983, The Managers Funds offers individual and institutional investors the experience and discipline of some of the world's most highly regarded investment professionals.

RISK/RETURN SUMMARY
-------------------
KEY INFORMATION
---------------
This Prospectus contains important information for anyone interested in investing in MANAGERS MONEY MARKET FUND (the
"Fund"), a series of THE MANAGERS FUNDS no-load mutual fund family. Please read this document carefully before you invest and keep it for future reference. You should base your purchase of shares of the Fund on your own goals, risk preferences and investment time horizons.

SUMMARY OF THE GOAL, PRINCIPAL STRATEGIES AND PRINCIPAL RISK
FACTORS OF THE FUND

The following is a summary of the goal, principal strategies and principal risk factors of the Fund.

                                                     PRINCIPAL
GOAL                PRINCIPAL STRATEGIES             RISK FACTORS
------------------  -------------------------------  -------------
Maximize current    Invests in a broad spectrum      Credit Risk
income and maintain of money
a high level of     market securities, liquid        Inflation Risk
liquidity           investments such as
                    U.S. Government                  Interest Rate Risk
                    securities, commercial
                    paper, securities of
                    domestic and foreign
                    banks, asset-backed
                    securities and corporate debt

                    Invests all of its assets in
                    a separate registered
                    investment company


PRINCIPAL RISK FACTORS
----------------------
All investments involve some type and level of risk. Risk is the possibility that you will lose money or not make any additional money by investing in the Fund. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The following is a discussion of the principal risk factors of the Fund.

CREDIT RISK
-----------
The likelihood that a debtor will be unable to pay interest or principal payments as planned is typically referred to as default risk. Default risk for most debt securities is constantly monitored by several nationally recognized statistical rating agencies such as Moody's Investors Services, Inc. and Standard & Poor's Corporation. Even if the likelihood of default is remote, changes in the perception of an institution's financial health will affect the valuation of its debt securities. The extension of default risk is typically known as credit risk.

INFLATION RISK
--------------
Inflation risk is the risk that the price of an asset, or the income generated by an asset, will not keep up with the cost of living. Almost all financial assets have some inflation risk.

INTEREST RATE RISK
------------------
Changes in interest rates can impact bond prices in several ways. As interest rates rise, the fixed coupon payments (cash flows) of debt securities become less competitive with the market and thus the price of the securities will fall. The longer into the future that these cash flows are expected, the greater the effect on the price of the security. Interest rate risk is thus measured by analyzing the length of time or duration over which the return on the investment is expected. The longer the duration, the higher the interest rate risk. Thus, the shorter the duration, the lower the interest rate risk. Duration is the weighted average time (typically quoted in years) to the receipt of cash flows (principal + interest) for a bond or portfolio. It is used to evaluate the interest rate sensitivity.

PERFORMANCE SUMMARY
-------------------
The following bar chart illustrates the risks of investing in the Fund by showing the Fund's year-by-year total returns and how performance of the Fund has varied over the past ten years. The chart assumes that all dividend and capital gain distributions have been reinvested. Past performance does not guarantee future results.

        ANNUAL TOTAL RETURNS - LAST TEN CALENDAR YEARS
        ----------------------------------------------

YEAR               ANNUAL TOTAL RETURN
-----------        -------------------
1993                       2.5%
1994                       3.2%
1995                       5.4%
1996                       5.5%
1997                       5.4%
1998                       5.2%
1999                       4.9%
2000                       6.1%
2001                       3.9%
2002                       1.4%


BEST QUARTER:    1.70%  (1ST QUARTER '95)
WORST QUARTER:   0.30%  (4TH QUARTER '02)

The following table compares the Fund's performance to that of a 3-month Treasury Bill. Again, the table assumes that dividends and capital gains distributions have been reinvested for both the Fund and the security. As always, the past performance of the Fund is not an indication of how the Fund will perform in the future.

TOTAL RETURN is used by all mutual funds to calculate the hypothetical change in value of a share over a specified period of time, assuming reinvestment of all dividends and distributions.

               AVERAGE ANNUAL TOTAL RETURNS
             (as a percentage) as of 12/31/02
             --------------------------------

                     1 YEAR    5 YEARS   10 YEARS
                     ------    -------   --------
Money Market Fund*    1.36%     4.28%      4.33%
3-Month Treasury Bill 1.78%     4.48%      4.64%


* For information on the current yields of the Fund, please call
(800) 835-3879. Fund returns are net of expenses.

FEES AND EXPENSES
-----------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

     SHAREHOLDER FEES (fees paid directly from your investment)
     ----------------------------------------------------------

Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of the offering price) ............. None
Maximum Deferred Sales Charge (Load) .................. None
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends and Other Distributions ................... None
Redemption Fee ........................................ None
Exchange Fee .......................................... None
Maximum Account Fee ................................... None


                 ANNUAL FUND OPERATING EXPENSES
         (expenses that are deducted from Fund assets)1
         ----------------------------------------------

Management Fee ........................................ 0.10%
Distribution (12b-1) Fees ............................. 0.00%
Other Expenses ........................................ 0.65%
                                                        -----
Total Annual Fund Operating Expenses .................. 0.75%
Fee Waiver and Reimbursement 2 ........................-0.19%
                                                        -----
Net Annual Fund Operating Expenses .................... 0.56%
                                                        =====

(1) The expenses shown above reflect the fact that the shareholders of the Fund will indirectly bear their pro rata share of the annual operating expenses of the Portfolio, in which the Fund invests substantially all of its investable assets.

(2) The Fund's Total Annual Fund Operating Expenses reflect the fact that the Institutional Class Shares of the JPMorgan Prime Money Market Fund in which the Fund invests is subject to a contractual limitation on expenses through December 31, 2004. Under that limitation, the total annual operating expenses (excluding interest, taxes, extraordinary expenses and expenses relating to the Portfolio's Deferred Compensation Plan) for that class of the Portfolio are limited to 0.20% of the Portfolio's average daily net assets.

EXAMPLE
-------
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year, and the Fund's operating expenses and the expenses of the underlying portfolio remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

           1 YEAR     3 YEARS     5 YEARS      10 YEARS
           ------     -------     -------      --------
            $57        $212         $389         $904

The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

WHAT IS THE MANAGEMENT FEE? It is the fee paid to JPMorgan
Fleming Asset Management Inc. which manages the Portfolio,
JPMorgan Prime Money Market Fund, in which the Fund invests substantially all of its investable assets.

WHAT IS THE DISTRIBUTION (12b-1) FEE? It is an expense charged by some mutual funds for the cost of marketing and advertising. The Fund does not have any Distribution (12b-1)
Fees.

SUMMARY OF THE FUND
-------------------
THE MANAGERS FUNDS
------------------
The Managers Funds is a no-load mutual fund family comprised of different Funds, each having distinct investment management objectives, strategies, risks and policies. Many of the Funds employ a multi-manager investment approach which can provide added diversification within each portfolio.

The Managers Funds LLC, a subsidiary of Affiliated Managers Group, Inc., serves as the administrator of the shares of the Fund. The Fund invests all of its assets in the Institutional Class Shares of the JPMorgan Prime Money Market Fund (the "Portfolio"). The investment manager of the Portfolio is J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM").

Managers Distributors, Inc. ("MDI"), a wholly-owned subsidiary of The Managers Funds LLC, serves as distributor of the Fund. MDI receives no compensation for its services as distributor.

FUND FACTS
----------
OBJECTIVE:  Maximize current income; maintain a high level of
            Liquidity

INVESTMENT
FOCUS:      U.S. dollar-denominated money market securities

BENCHMARK:  3-month Treasury Bill

TICKER
SYMBOL:     MGMXX

MONEY MARKET FUND
-----------------
OBJECTIVE
---------
The Fund's objective is to maximize current income and maintain a high level of liquidity.

Principal Investment Strategies
-------------------------------
The Fund looks for investments across a broad spectrum of U.S. dollar-denominated money market securities. It typically emphasizes different types of securities at different times in order to take advantage of changing yield differentials. The Fund's investments may include obligations issued by the U.S. Treasury, government agencies, domestic and foreign banks and corporations, foreign governments, repurchase agreements, reverse repurchase agreements, as well as asset-backed securities, taxable municipal obligations and other money market instruments. Some of these investments may be purchased on a when-issued or delayed delivery basis.

This Fund, like other money market funds, is subject to a range of federal regulations that are designed to promote stability. For example, it must maintain a weighted average maturity of no more than 90 days, and generally may not invest in any securities with a remaining maturity of more than 13 months. Although keeping the weighted average maturity this short helps the Fund in its pursuit of a stable $1.00 share price, it is possible to lose money by investing in the Fund.

Additionally, money market funds take steps to protect investors against credit risk. Under its investment guidelines, the Fund maintains stricter credit risk standards than federal law requires.

Currently, the Fund pursues its investment objective by investing all of its investable assets in the Institutional Class Shares of the Portfolio, a separate registered investment company with substantially the same investment objective and policies as the Fund.

As a shareholder of the Portfolio, the Fund will bear its proportionate share of the expenses of the Institutional Class Shares of the Portfolio and will receive its proportionate share of the dividends paid by such class. The Fund will also be entitled to vote as a shareholder of the Portfolio at any meeting of the Portfolio's shareholders. In general, the Fund will vote its shares in the Portfolio in accordance with instructions received from shareholders of the Fund. The Fund and the Portfolio expect to maintain consistent objectives. If they do not, the Fund will withdraw from the Portfolio, receiving its assets either in cash or securities. The Board of Trustees of the Fund will then consider whether the Fund should hire its own investment manager, invest all of its investable assets in another fund or take other appropriate action.

SHOULD I INVEST IN THIS FUND?
-----------------------------
This Fund may be suitable if you:

  * Are seeking an opportunity to preserve capital in your investment portfolio
  * Are uncomfortable with risk
  * Are investing with a shorter time horizon in mind

This Fund may not be suitable if you:

  * Are seeking a moderate or high risk investment
  * Are investing with a longer time horizon in mind

PORTFOLIO MANAGEMENT OF THE FUND
--------------------------------
J.P. Morgan Fleming Asset Management (USA) Inc. is the investment manager of the Portfolio. JPMFAM is located at 522 Fifth Avenue, New York, New York and is a wholly-owned subsidiary of J.P. Morgan Chase & Co., a bank holding company.

The Fund pays an annual management fee to JPMFAM indirectly through its investment in the Portfolio. The Portfolio pays JPMFAM a management fee of 0.10% on the Portfolio's average daily net assets. In addition, the Portfolio pays JPMorgan Chase Bank, the administrator of the Portfolio and an affiliate of JPMFAM, a fee for administrative and shareholder services performed for the Portfolio and other money market funds within the J.P. Morgan Funds Complex in the amount of 0.10% of the first $100 billion of the average daily net assets in the Complex and 0.05% of the average daily net assets in the Complex in excess of $100 billion. JPMorgan Chase Bank has agreed contractually through December 31, 2004 to reimburse the Portfolio to the extent that total operating expenses of the Portfolio (excluding certain items) exceed 0.20% of its average daily net assets.

WHAT AM I INVESTING IN? You are buying shares of a pooled investment known as a mutual fund. It is professionally managed and gives you the opportunity to invest in a variety of companies, industries and markets. This Fund is not a complete investment program, and there is no guarantee that the Fund will reach its stated goal.

Additional Practices/Risks
--------------------------
A FEW WORDS ABOUT RISK
----------------------
In the normal course of everyday life, each of us takes risk.
What is risk? Risk can be thought of as the likelihood of an event turning out differently than planned and the consequences of that outcome.

If you drive to work each day, you do so with the plan of arriving safely with time to accomplish your tasks. There is a possibility, however, that some unforeseen factor such as bad weather or a careless driver will disrupt your plan. The likelihood of your being delayed or even injured will depend upon a number of factors including the route you take, your driving ability, the type and condition of your vehicle, the geographic location or the time of day.

The consequences of something going wrong can range from a short delay to serious injury or death. If you wanted, you could try to quantitatively estimate the risk of driving to work, which, along with your expectations about the benefits of getting to work, will help you determine whether or not you will be willing to drive each day. A person who works in a city may find the risk of driving very high and the relative rewards minimal in that he or she could more easily walk or ride a train. Conversely, a person who works in the country may find the risk of driving minimal and the reward great in that it is the only way he or she could get to work. Fortunately, most people do not need to quantitatively analyze most of their everyday actions.

The point is that everyone takes risks, and subconsciously or otherwise, everyone compares the benefit that they expect from taking risk with the cost of not taking risk, to determine their actions. In addition, here are a few principles from this example, which are applicable to investing as well.

  * Despite statistics, the risks of any action are different for every person and may change as a person's circumstances change;

  * Everybody's perception of reward is different; and

  * High risk does not in itself imply high reward.

While higher risk does not imply higher reward, proficient investors demand a higher return when they take higher risks.
This is often referred to as the RISK PREMIUM.

U.S. investors often consider the yield for short-term U.S.
Treasury securities to be as close as they can get to a risk-free return since the principal and interest are guaranteed by the U.S. Government.

Investors get paid only for taking risks, and successful investors are those who have been able to correctly estimate and diversify the risks to which they expose their portfolios along with the risk premium they expect to earn.

In order to better understand and quantify the risks investors take versus the rewards they expect, investors separate and estimate the individual risks to their portfolio. By diversifying the risks in an investment portfolio, an investor can often lower the overall risk, while maintaining a reasonable return expectation.

In PRINCIPAL RISK FACTORS, the principal risks of investing in the Fund are de-tailed. The following are descriptions of some other risks that the asset manager of the Fund may take to earn investment returns. This is not a comprehensive list and the risks discussed below are only certain of the additional risks to which your investments are exposed.

The RISK PREMIUM for any investment is the extra return, over the available RISK-FREE RETURN, that an investor expects for the risk that he or she takes. The RISK-FREE RETURN is a return that one could expect with absolute certainty.

INTELLIGENCE RISK Intelligence risk is a term created by The Managers Funds LLC to describe the risks taken by mutual fund investors in hiring professional investment managers to invest assets. Investment managers evaluate investments relative to all of these risks, among others, and allocate accordingly. To the extent that they are intelligent and make accurate projections about the future of individual businesses and markets, they will make money for investors. While most managers diversify many of these risks, their portfolios are constructed based upon central underlying assumptions and investment philosophies, which proliferate through their management organizations and are reflected in their portfolios. Intelligence risk can be defined as the risk that investment managers may make poor decisions or use investment philosophies that turn out to be wrong.

LIQUIDITY RISK This is the risk that the Fund cannot sell a security at a reasonable price within a reasonable time frame when it wants or needs to due to a lack of buyers for the security. This risk applies to all assets. For example, an asset such as a house has reasonably high liquidity risk because it is unique and has a limited.

number of potential buyers. Thus, it often takes a significant effort to market and it takes at least a few days and often few months to sell. On the other hand, a U.S. Treasury note is one of thousands of identical notes with virtually unlimited potential buyers and can thus be sold very quickly and easily. The liquidity of financial securities in orderly markets can be measured by observing the amount of daily or weekly trading in the security, the prices at which the security trades and the difference between the price buyers offer to pay and the price sellers want to get. However, estimating the liquidity of securities during market upheavals is very difficult.

REINVESTMENT RISK As debtors pay interest or return capital to investors, there is no guarantee that investors will be able to reinvest these payments and receive rates equal to or better than their original investment. If interest rates fall, the rate of return available to reinvested money will also fall. Purchasers of a 30-year, 8% coupon bond can be reasonably assured that they will receive an 8% return on their original capital, but unless they can reinvest all of the interest receipts at or above 8%, the total return over 30 years will be below 8%. The higher the coupon and prepayment risk, the higher the reinvestment risk.

Here is a good example of how consequences differ for various investors. An investor who plans on spending (as opposed to reinvesting) the income generated by his/her portfolio is less likely to be concerned with reinvestment risk and more likely to be concerned with inflation and interest rate risk than is an investor who will be reinvesting all income.

SPECIFIC RISK This is the risk that any particular security will drop in price due to adverse effects on a specific business. Specific risk can be reduced through diversification. It can be measured by calculating how much of a portfolio is concentrated into the few largest holdings and by estimating the individual business risks that these companies face. An extension of specific risk is Sector (Industry) Risk. Companies that are in similar businesses may be similarly affected by particular economic or market events. To measure Sector (Industry) Risk, one would group the holdings of a portfolio into sectors or Industries and observe the amounts invested in each. Again, diversification among industry groups will reduce Sector (Industry) Risk but may also dilute potential returns.

ABOUT YOUR INVESTMENT
---------------------
FINANCIAL HIGHLIGHTS
--------------------
The following Financial Highlights table is intended to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. This information, derived from the Fund's Financial Statements, has been audited by PricewaterhouseCoopers LLP, whose report is included in the Fund's Annual Report, which is available upon request.

-------------------------------------------------------------------------------
MANAGERS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
For a share of capital stock outstanding throughout each fiscal year
-------------------------------------------------------------------------------
                                       Fiscal year ended November 30,
                               ------------------------------------------------
                                 2002      2001      2000      1999      1998
                               -------   -------   -------   -------   -------
NET ASSET VALUE,
 BEGINNING OF YEAR             $1.000    $1.000    $1.000    $1.000    $$1.000
                               -------   -------   -------   -------   -------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income         0.014     0.042     0.059     0.047      0.052

LESS DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
  Net investment income        (0.014)   (0.042)   (0.059)   (0.047)    (0.052)
                               -------   -------   -------   -------   -------
NET ASSET VALUE,
 END OF YEAR                   $1.000    $1.000    $1.000    $1.000    $1.000
                               =======   =======   =======   =======   =======
---------------------------------------------------------------------------------
Total Return                     1.40%     4.27%     6.05%(a)  4.84%(a)  5.30%(a)
=================================================================================
Ratio of net expenses to
  average net assets (b)         0.37%     0.44%     0.49%     0.48%     0.50%

Ratio of net investment income
  to average net assets          1.41%     4.18%     5.89%     4.74%     5.17%

Net assets at end of year
  (000's omitted)              $37,625   $35,712   $66,593   $53,627   $45,282
=================================================================================
Expense Waivers/Offsets (c)
---------------------------
Ratio of total expenses to
  average net assets             0.43%     0.44%     0.51%     0.63%     0.70%

Ratio of net investment income
  to average net assets          1.35%     4.18%     5.87%     4.59%     4.97%
=================================================================================
(a) Total returns and net investment income would have been lower had certain expenses not been reduced during the year.
(b) Prior to September 4, 2001 the Fund invested all of its investable assets under a "Master-Feeder" arrangement under which expenses of the
    Master were allocated to the Fund.
(c) Ratio information assuming no reduction of Fund expenses due to waivers, reimbursements or expense offsets. (See Notes to Financial
    Statements).


YOUR ACCOUNT
------------
As an investor, you pay no sales charges to invest in the Fund and you pay no charges to transfer within the Managers Funds family of funds or even to redeem out of the Fund. The price at which you purchase and redeem your shares is equal to the NET ASSET VALUE PER SHARE (NAV) next determined after your purchase or redemption order is received on each day the New York Stock Exchange (the "NYSE") is open for trading. The NAV is equal to the Fund's net worth (asset minus liabilities) divided by the number of shares outstanding. The Fund's NAV is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York Time.

Because the Fund invests substantially all of its investable assets in the Portfolio, the Fund's NAV reflects the Portfolio's
NAV. The Portfolio seeks to maintain a stable $1.00 NAV and values its assets using amortized cost.

MINIMUM INVESTMENTS IN THE FUND
-------------------------------
Cash investments in the Fund must be in U.S. Dollars. Third-party checks which are under $10,000 and are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to the Fund or State Street Bank and Trust Company will be accepted.

The following table provides the minimum initial and additional investments in the Fund:

                                 INITIAL         ADDITIONAL
                                 INVESTMENT      INVESTMENT
                                 -----------     -----------
Regular accounts                   $2,000           $100
Traditional IRA                     1,000            100
Roth IRA                            1,000            100
Education Savings Account           1,000            100
SEP IRA                             1,000            100
SIMPLE IRA                          1,000            100


The Fund or the Distributor may, in its discretion, waive the minimum initial and additional investment amounts at any time.

If you invest through a third party such as a bank, broker-dealer or other fund distribution organization rather than directly with the Fund, the policies, fees and minimum investment amounts may be different than those described in this Prospectus. The Fund may also participate in programs with many national brokerage firms which limit the transaction fees for the shareholder, and may directly or indirectly pay fees to these firms for participation in these programs.

A TRADITIONAL IRA is an individual retirement account.
Contributions may be deductible at certain income levels and earnings are tax-deferred while your withdrawals and distributions are taxable in the year that they are made.

A ROTH IRA is an IRA with non-deductible contributions and tax-free growth of assets and distributions. The account must be held for five years and certain other conditions must be met in order to qualify.

An EDUCATION SAVINGS ACCOUNT is an account with non-deductible contributions and tax-free growth of assets and distributions.
The account must be used to pay qualified educational expenses.
(Also known as a Coverdell Education Savings Account).

A SEP IRA is an IRA that allows employers or the self-employed to make contributions to an employee's account.

A SIMPLE IRA is an employer plan and a series of IRAs that allows contributions by or for employees.

You should consult your tax professional for more information on IRA accounts.

HOW TO PURCHASE SHARES
----------------------
BY MAIL
-------
  * To open your account, complete and sign the account application and make your check payable to The Managers Funds. Mail the check and account application to:

    The Managers Funds
    c/o Boston Financial Data Services, Inc.
    P.O. Box 8517
    Boston, MA 02266-8517

  * To purchase additional shares, write a letter of instruction
    (or complete your investment stub). Send a check and investment stub or written instructions to:

    The Managers Funds
    c/o Boston Financial Data Services, Inc.
    P.O. Box 8517
    Boston, MA 02266-8517

Please include your account number and Fund name on the check.

BY TELEPHONE
------------
  * After establishing this option on your account, call the Fund at (800) 252-0682. The minimum additional investment is $100.

BY INTERNET
-----------
  * If your account has already been established, see our website at http://managersfunds.com. The minimum additional investment is $100.

NOTE: IF YOU REDEEM SHARES FOLLOWING A PURCHASE BY CHECK, THE
FUND MAY HOLD THE PROCEEDS OF YOUR REDEMPTION FOR UP TO 15
CALENDAR DAYS TO ENSURE THAT THE CHECK HAS CLEARED.

For Bank Wires: Please call and notify the Fund at (800) 252-0682. Then instruct your bank to wire the money to State Street Bank and Trust Company, Boston, MA 02101; #011000028; BFN The Managers Funds A/C 9905-001-5, FBO shareholder name, account number and Fund name. Please be aware that your bank may charge you a fee for this service.

HOW TO SELL SHARES
------------------
You may sell your shares at any time. Your shares will be sold at the NAV next calculated after the Fund's Transfer Agent receives your order. Orders received after 4:00 p.m. New York Time will receive the NAV per share determined at the close of trading on the next NYSE trading day.

Redemptions of $25,000 and over require a signature guarantee. A signature guarantee helps to protect against fraud. You can obtain one from most banks and securities dealers. A notary public cannot provide a signature guarantee. In joint accounts, both signatures must be guaranteed.

BY MAIL
-------
  * Write a letter of instruction containing:
    - the name of the Fund
    - dollar amount or number of shares to be sold
    - your name
    - your account number
    - signatures of all account owners

  and mail the written instructions to The Managers Funds, c/o
  Boston Financial Data Services, Inc., P.O. Box 8517, Boston, MA
  02266-8517.

BY TELEPHONE
------------
  * After establishing this option on your account, call a client service representative at (800) 252-0682.

  * Telephone redemptions are available only for redemptions which are below $25,000.

BY INTERNET
-----------
  * See our website at http://www.managersfunds.com

INVESTOR SERVICES
-----------------
AUTOMATIC INVESTMENTS Allows you to make automatic deductions from a designated bank account.

AUTOMATIC REINVESTMENT Allows your dividends and capital gain distributions to be reinvested in additional shares of the Fund or another Fund in the Fund family. You can elect to receive cash.

AUTOMATIC WITHDRAWALS Allows you to make automatic monthly withdrawals of $100 or more per Fund. Withdrawals are normally completed on the 25th day of each month. If the 25th day of any month is a weekend or a holiday, the withdrawal will be completed on the next business day.

CHECKWRITING PRIVILEGES Are available to investors in the Money
Market Fund.  Call us at (800) 835-3879 for more information.

DOLLAR COST AVERAGING Allows you to make automatic monthly exchanges from the Fund to another of our Funds. Exchanges are completed on the 15th day of each month. Be sure to read the current Prospectus for any Fund that you are exchanging into. There is no fee associated with this service. If the 15th day of any month is a weekend or holiday, the exchange will be completed on the next business day.

EXCHANGE PRIVILEGE Allows you to exchange your shares of the Fund for shares of other funds in any of our fund families. There is no fee associated with the Exchange Privilege. You can request your exchange in writing, by telephone (if elected on the application), by internet or through your investment advisor, bank or investment professional. The Exchange Privilege is available only if the account you are exchanging out of and the account you are exchanging into are registered in the same name with the same address and taxpayer identification number. Be sure to read the Prospectus of any fund that you wish to exchange into. When you purchase a fund's shares by exchange, you do so on the same terms as any new investment in that fund. The Fund reserves the right to discontinue, alter or limit the Exchange Privilege at any time.

INDIVIDUAL RETIREMENT ACCOUNTS Are available to you at no additional cost. Call us at (800) 835-3879 for more information and an IRA kit.

OTHER OPERATING POLICIES
------------------------
The Fund will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone or internet, call the Fund for instructions.

The Fund reserves the right to:

  * redeem an account if the value of the account falls below $500 due to redemptions;

  * suspend redemptions or postpone payments when the NYSE or the Federal Reserve is closed for any reason other than its usual weekend or holiday closings or when trading is restricted by the Securities and Exchange Commission;

  * change the minimum investment amounts;

  * delay sending out redemption proceeds for up to seven days
    (this usually applies to very large redemptions without notice, excessive trading or during unusual market conditions);

  * make a redemption-in-kind (a payment in portfolio securities instead of in cash);

  * refuse a purchase order for any reason;

  * refuse any exchange request if we determine that such request could adversely affect the Fund, including if such person or group has engaged in excessive trading (to be determined in our discretion); and

  * terminate or change the Exchange Privilege or impose fees in connection with exchanges or redemptions, including fees related to excessive trading.

ACCOUNT STATEMENTS
------------------
You will receive quarterly and yearly statements detailing your account activity. All investors (other than IRA accounts) will also receive a Form 1099-DIV annually, detailing the tax characteristics of any dividends and distributions that you have received with respect to your account. You will also receive a confirmation after each trade executed in your account.

DIVIDENDS AND DISTRIBUTIONS
---------------------------
Income dividends and net capital gain distributions, if any, are declared daily and paid monthly on the third to the last business day. We will automatically reinvest your distributions of dividends and capital gains unless you tell us otherwise. You may change your election by writing to us at least 10 days prior to the scheduled payment date.

TAX INFORMATION
---------------
Please be aware that the following tax information is general and refers to the provisions of the Internal Revenue Code of 1986, as amended, which are in effect as of the date of this Prospectus. You should consult a tax consultant about the status of your distributions from the Fund.

All dividends and short-term capital gains distributions are generally taxable to you as ordinary income. Capital gain distributions will be taxed as long-term gains regardless of how long you held shares of the Fund. These provisions apply whether you receive the distribution in cash or reinvest it for additional shares. An exchange of the Fund's shares for shares of another Fund will be treated as a sale of the first Fund's shares and any gain on the transaction may be subject to federal income tax.

Keep in mind that distributions may be taxable to you at different rates depending on the length of time the Fund held the applicable investment and not the length of time that you held your Fund shares. When you do sell your Fund shares, a capital gain may be realized, except for certain tax-deferred accounts, such as IRA accounts.

Federal law requires the Fund to withhold taxes on distributions paid to shareholders who:

  * fail to provide a social security number or taxpayer identification number;

  * fail to certify that their social security number or taxpayer identification number is correct; or

  * fail to certify that they are exempt from withholding.

[THIS PAGE IS INTENTIONALLY LEFT BLANK]

[THIS PAGE IS INTENTIONALLY LEFT BLANK]

                            MANAGERS
                            --------
FOR MORE INFORMATION
--------------------
Additional information about the Fund and its investments is available in its Statement of Additional Information and the Annual and Semi-Annual reports for the Fund which are available to you without charge. You may request these documents and make other inquiries as follows:

  BY TELEPHONE:           Call 1-800-835-3879

  BY MAIL:                The Managers Funds
                          40 Richards Avenue
                          Norwalk, CT 06854

  ON THE INTERNET:        Electronic copies are available on our
                          website at http://www.managersfunds.com

In the Fund's Annual Report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. Information about the Fund including its current Statement of Additional Information and Annual and Semi-Annual Reports is on file with the Securities and Exchange Commission. The Fund's Statement of Additional Information is incorporated by reference (legally part of this prospectus). Reports and other information about the Fund are also available on the EDGAR database of the SEC's website at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail request to: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-6009, (202-942-8090). Information about the Fund also may be reviewed and copied at the SEC's Public Reference Room. Call (202-942-8090) for information on the operation of the SEC's Public Reference Room.

Investment Company Act Registration Number 811-3752

                      THE MANAGERS FUNDS

                      MONEY MARKET FUND


             STATEMENT OF ADDITIONAL INFORMATION

                      DATED APRIL 1, 2003

-------------------------------------------------------------------
You can obtain a free copy of the Prospectus of MANAGERS
MONEY MARKET FUND (the "Fund") by calling The Managers Funds LLC at (800) 835-3879. The Prospectus provides the basic information about investing in the Fund.

This Statement of Additional Information is not a Prospectus.
It contains additional information regarding the activities and operations of the Fund. It should be read in conjunction with the Fund's Prospectus.

The Financial Statements of the Fund, including the Report of Independent Accountants, for the fiscal year ended November 30, 2002 are included in the Fund's Annual Report for the fiscal year ended November 30, 2002 are incorporated into this Statement of Additional Information by reference. The Annual Report is available without charge by calling The Managers Funds LLC at
(800) 835-3879.

The Fund invests all of its investable assets in the Institutional Class Shares of the JPMorgan Prime Money Market Fund (the "Portfolio"), a series of Mutual Fund Trust (Securities Act File No. 33-75250, Investment Company Act File No. 811-8358). The Portfolio's financial statements, including the Report of Independent Accountants, which are included in its most recent annual report to shareholders, and the information regarding the Trustees of the Portfolio, which is included in the Portfolio's current statement of additional information, are incorporated by reference into this Statement of Additional Information. You may request a copy of the aforementioned annual report or statement of additional information at no charge by calling The Managers Funds LLC at (800) 835-3879.

                      TABLE OF CONTENTS
                      -----------------

                                                            Page
                                                            ----
GENERAL INFORMATION ........................................  3

INVESTMENT OBJECTIVES and POLICIES .........................  3
Fundamental Investment Restrictions of the Fund ............ 12
Non-Fundamental Investment Restrictions of the Fund ........ 13

TRUSTEES and OFFICERS ...................................... 15
Trustees of the Trust ...................................... 16
Officers of the Trust ...................................... 18
Trustee Share Ownership .................................... 18
Audit Committee ............................................ 19
Trustees' Compensation ..................................... 19

CONTROL PERSONS and PRINCIPAL HOLDERS OF SECURITIES ........ 20

MANAGEMENT OF THE FUND and the PORTFOLIO ................... 20

PURCHASE, REDEMPTION and PRICING of SHARES ................. 23
Purchasing Shares .......................................... 23
Redeeming Shares ........................................... 23
Exchange of Shares ......................................... 24
Net Asset Value ............................................ 24
Dividends and Distributions ................................ 25

CERTAIN TAX MATTERS ........................................ 26

PERFORMANCE DATA ........................................... 28

FINANCIAL STATEMENTS ....................................... 31

APPENDIX A, DESCRIPTION of SECURITY RATINGS ................ 33


                      GENERAL INFORMATION
                      -------------------

This Statement of Additional Information relates only to MANAGERS MONEY MARKET FUND (the "Fund"). The Fund is a series of shares of beneficial interest of THE MANAGERS FUNDS, a no-load mutual fund family formed as a Massachusetts business trust (the
"Trust").

This Statement of Additional Information describes the financial history, management and operation of the Fund, as well as the Fund's investment objectives and policies. It should be read in conjunction with the Fund's current Prospectus. The Trust's executive office is located at 40 Richards Avenue, Norwalk, Connecticut 06854.

Since December 1, 1995, the Fund has operated through a two-tiered master-feeder investment fund structure. Historical information for the Fund contained in this Statement of Additional Information may include information prior to December 1, 1995.

The Fund invests all of its investable assets in the Institutional Class Shares of the JPMorgan Prime Money Market Fund (the "Portfolio"), a separate registered open-end management investment company. The Portfolio is a series of Mutual Fund Trust, a business trust organized under the laws of The Commonwealth of Massachusetts. The investment advisor of the Portfolio is J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM" or the "Advisor").

Investments in the Fund are not:

  * Deposits or obligations of any bank;
  * Guaranteed or endorsed by any bank; or
  * Federally insured or guaranteed by the Federal Deposit
    Insurance Corporation, the Federal Reserve Board or any other federal agency.

                 INVESTMENT OBJECTIVES AND POLICIES
                 ----------------------------------
The following is additional information regarding the investment objectives and policies used by the Fund in an attempt to achieve the objective as stated in its current Prospectus. The Portfolio is an open-end, diversified management investment company having substantially the same investment objective and policies as the Fund.

The Fund is designed for investors who seek to maximize current income consistent with the preservation of capital and same day liquidity. The Fund seeks to achieve this objective by investing all of its investable assets in the Portfolio.

The Portfolio attempts to achieve its investment objective by maintaining a dollar-weighted average portfolio maturity of not more than 90 days and by investing in U.S. dollar-denominated securities that meet certain rating criteria, present minimal credit risk and have effective maturities of not more than thirteen months.

INVESTMENT TECHNIQUES AND ASSOCIATED RISKS
------------------------------------------
The following are descriptions of the types of money market instruments that may be purchased by the Portfolio. Also see
"Quality and Diversification Requirements of the Portfolio."

  (1)	U.S. TREASURY SECURITIES.  The Portfolio may invest
in direct obligations of the U.S. Treasury. These obligations include Treasury bills, notes and bonds, all of which have their principal and interest payments backed by the full faith and credit of the United States.

Additional U.S. Government Securities. The Portfolio may invest in obligations issued or guaranteed by the agencies or instrumentalities of the United States Government. These obligations may or may not be backed by the "full faith and credit" of the United States. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration and the Export-Import Bank. For those securities which are not backed by the full faith and credit of the United States, the Portfolio must look principally to the federal agency guaranteeing or issuing the obligation for ultimate repayment and therefore may not be able to assert a claim against the United States itself for repayment in the event that the issuer does not meet its commitments. The securities which the Portfolio may invest that are not backed by the full faith and credit of the United States include, but are not limited to: (a) obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation, the Federal Home Loan Banks and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (b) securities issued by the Federal National Mortgage Association, which are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and (c) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

  (2)	FOREIGN GOVERNMENT OBLIGATIONS.  The Portfolio,
subject to its applicable investment policies, may invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. These securities must be denominated in U.S. Dollars.

  (3)	BANK OBLIGATIONS.  The Portfolio, unless otherwise
noted, may invest in negotiable certificates of deposit, time deposits and bankers' acceptances of (i) banks, savings and loan associations and savings banks which have more than $1 billion in total assets and are organized under laws of the United States or any state; (ii) foreign branches of these banks or of foreign banks of equivalent size (Euros); and (iii) U.S. branches of foreign banks of equivalent size (Yankees). The Portfolio will not invest in obligations for which the Advisor, or any of its affiliated persons, is the ultimate obligor or accepting bank. The Portfolio may also invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank, or the World Bank).

  Commercial Paper. The Portfolio may invest in commercial paper, including master demand obligations. Master demand obligations are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. Master demand obligations are governed by agreements between the issuer and JP Morgan Chase Bank acting as agent, for no additional fee. The monies loaned to the borrower come from accounts managed by JP Morgan Chase Bank or its affiliates, pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. JP Morgan Chase Bank, an affiliate of the Advisor, has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Federal Reserve commercial paper composite rate, the rate on master demand obligations is subject to change. Repayment of a master demand obligation to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand which is continuously monitored by JP Morgan Chase Bank. Since master demand obligations typically are not rated by credit rating agencies, the Portfolio may invest in such unrated obligations only if at the time of an investment the obligation is determined by the Advisor to have a credit quality which satisfies the Portfolio's quality restrictions. Although there is no secondary market for master demand obligations, such obligations are considered by the Portfolio to be liquid because they are payable upon demand. The Portfolio does not have any specific percentage limitation on investments in master demand obligations. It is possible that the issuer of a master demand obligation could be a client of JP Morgan Chase Bank to whom JP Morgan Chase Bank, in its capacity as a commercial bank, has made a loan.

  Asset-Backed Securities.   The Portfolio may also invest
in securities generally referred to as asset-backed securities, which directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets, such as motor vehicle or credit card receivables or other asset-backed securities collateralized by such assets. Asset-backed securities provide periodic payments that generally consist of both interest and principal payments.

Consequently, the life of an asset-backed security varies with the prepayment experience of the underlying obligations. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which the Portfolio may invest are subject to the Portfolio's overall credit requirements. However, asset-backed securities, in general, are subject to certain risks. Most of these risks are related to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.

  Repurchase Agreements. The Portfolio may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Portfolio's Trustees. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Portfolio is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by the Portfolio to the seller. Repurchase agreements maturing in more than seven days are treated as illiquid for purposes of the Portfolio's restrictions on purchases of illiquid securities.

The Portfolio will always receive securities as collateral whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Portfolio in the agreement plus accrued interest, and the Portfolio will make payment for such securities only upon the physical delivery or upon evidence of book entry transfer to the account of the custodian of the Portfolio. The Portfolio will be fully collateralized within the meaning of paragraph (a) (4) of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). If the seller defaults, the Portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon disposal of the collateral by the Portfolio may be delayed or limited.

  (4)	FOREIGN SECURITIES.  The Portfolio may invest in
foreign securities either directly or indirectly in the form of American Depositary Receipts or similar instruments. Investments in securities of foreign issuers and in obligations of domestic banks involve different and additional risks from those associated with investing in securities of U.S. issuers. There may be limited information available to investors which is publicly available, and generally foreign issuers are not subject to uniform accounting, auditing and financial standards and requirements like those applicable to U.S. issuers. Any foreign commercial paper must not be subject to foreign withholding tax at the time of purchase.

Investors should be aware that the value of the Portfolio's investments in foreign securities may be adversely affected by changes in the political or social conditions, confiscatory taxation, diplomatic relations, expropriation, nationalization, limitation on the removal of funds or assets, or the establishment of exchange controls or other foreign restrictions and tax regulations in foreign countries. In addition, due to the differences in the economy of these foreign countries compared to the U.S. economy, whether favorably or unfavorably, portfolio securities may appreciate or depreciate and could therefore adversely affect the Portfolio's operations. It may also be difficult to obtain a judgment against a foreign creditor. Foreign securities trade with less frequency and volume than domestic securities and therefore may have greater price volatility. Any foreign investments made by the Portfolio must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

  (5)	MUNICIPAL OBLIGATIONS.  The Portfolio may invest in
high-quality, short-term municipal obligations that carry yields that are competitive with those of other types of money market instruments in which they may invest. High quality instruments may produce a lower yield than would be available from less highly rated instruments. The Board of Trustees of the Portfolio has determined that Municipal Obligations which are backed by the credit of the U.S. Government will be considered to have a rating equivalent to Moody's Aaa.

  Municipal Bonds. The Portfolio may invest in municipal bonds issued by or on behalf of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. The Portfolio may also invest in municipal notes of various types, including notes issued in anticipation of receipt of taxes, the proceeds of the sale of bonds, other revenues or grant proceeds, as well as municipal commercial paper and municipal demand obligations. These municipal bonds and notes will be taxable securities; income generated from these instruments will be subject to federal, state and local taxes.

Municipal bonds may be general obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not generally payable from the general taxing power of a municipality.

  Municipal Notes. Municipal notes are subdivided into three categories of short-term obligations: municipal notes, municipal commercial paper and municipal demand obligations.

Municipal notes are short-term obligations with a maturity at the time of issuance ranging from six months to five years. The principal types of municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, grant anticipation notes and project notes. Notes sold in anticipation of collection of taxes, a bond sale, or receipt of other revenues are usually general obligations of the issuing municipality or agency.

Municipal commercial paper typically consists of very short-term unsecured negotiable promissory notes that are sold to meet seasonal working capital or interim construction financing needs of a municipality or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions.

  (6)  	WHEN-ISSUED AND DELAYED DELIVERY SECURITIES.
The Portfolio may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and for money market instruments and other fixed-income securities, no interest accrues to the Portfolio until settlement takes place. At the time the Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of the securities in determining its net asset value, if applicable, and calculate the maturity for the purposes of average maturity from that date. At the time of settlement, a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Portfolio will maintain with its custodian a segregated account with liquid assets consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, the Portfolio will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation.

  (7)  	INVESTMENT COMPANY SECURITIES.  Securities of
other investment companies may be acquired by the Fund and the Portfolio to the extent permitted under the 1940 Act. These limits require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Portfolio's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Portfolio, provided however, that the Fund may invest all of its investable assets in an open-end investment company that has the same investment objective as the Fund (e.g., the Portfolio). As a shareholder of another investment company, the Fund or the Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund or the Portfolio bears directly in connection with its operations.

  (8)  	REVERSE REPURCHASE AGREEMENTS.  The Portfolio
may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. For purposes of the 1940 Act, a reverse repurchase agreement is also considered as the borrowing of money by the Portfolio, and, therefore, a form of leverage. Leverage may cause any gains or losses for the Portfolio to be magnified. The Portfolio will invest the proceeds of the borrowings under reverse repurchase agreements. In addition, except for liquidity purposes the Portfolio will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Portfolio will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Portfolio will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on the Money Market Fund's ability to maintain a net asset value of $1.00 per share. All forms of borrowing (including reverse repurchase agreements and securities lending) are limited in the aggregate and may not exceed 30% of the Portfolio's total assets.

  (9)  	SECURITIES LENDING.  Subject to applicable
investment restrictions, the Portfolio is permitted to lend its securities in an amount up to 33% of the value of its total assets. The Portfolio may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Portfolio any income accruing thereon. Loans will be subject to termination by the Portfolio in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Portfolio and its respective investors. The Portfolio may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Portfolio will consider all facts and circumstances, including the creditworthiness of the borrowing financial institution, and the Portfolio will not make any loans in excess of one year. Loans of Portfolio securities may be considered extensions of credit by the Portfolio. The risks to the Portfolio with respect to borrowers of its Portfolio securities are similar to the risks to the Portfolio with respect to sellers in repurchase agreement transactions. See "Repurchase Agreements." The Portfolio will not lend its securities to any officer, Trustee, Member of the Advisory Board, Director, employee, or other affiliate of the Portfolio, the Advisor or Funds Distributor, Inc. unless otherwise permitted by applicable law.

  (10) 	STRUCTURED PRODUCTS.  The Portfolio may invest
in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of certain debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities ("structured products") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured products to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured products is dependent on the extent of the cash flow on the underlying instruments. The Portfolio may invest in structured products which represent derived investment positions based on relationships among different markets or asset classes.

The Portfolio is permitted to invest in a class of structured products that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher yields and present greater risks than unsubordinated structured products. The Portfolio's purchase of subordinated structured products will not be deemed to be leverage for purpose of the Portfolio's fundamental investment limitation related to borrowing and leverage.

Certain issuers of structured products may be deemed to be "investment companies" as defined in the 1940 Act. As a result, the Portfolio's investments in these structured products may be limited by the restrictions contained in the 1940 Act. Structured products are typically sold in private placement transactions, and there currently is no active trading market for structured products. As a result, certain structured products in which the Portfolio invests may be deemed illiquid and subject to its limitation on illiquid investments.

Investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security. In addition, because structured products are typically sold in private placement transactions, there may be no active trading market for structured products.

  (11) 	FORWARD COMMITMENTS.  The Portfolio may purchase
securities for delivery at a future date, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. In order to invest the Portfolio's assets immediately while awaiting delivery of securities purchased on a forward commitment basis, short-term obligations that offer same-day settlement and earnings will normally be purchased. When a commitment to purchase a security on a forward commitment basis is made, procedures are established consistent with the General Statement of Policy of the Securities and Exchange Commission concerning such purchases. Since that policy currently recommends that an amount of the Portfolio's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, a separate account of the Portfolio consisting of cash, cash equivalents or high quality debt securities equal to the amount of the Portfolio's commitments will be established at the Portfolio's custodian bank. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market value. If the market value of such securities declines, additional cash, cash equivalents or highly liquid securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Portfolio.

Although it is not intended that such purchases would be made for speculative purposes, purchases of securities on a forward commitment basis may involve more risk than other types of purchases. Securities purchased on a forward commitment basis and the securities held in the Portfolio are subject to changes in value based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Purchasing securities on a forward commitment basis can involve the risk that the yields available in the market when the delivery takes place may actually be higher or lower than those obtained in the transaction itself. On the settlement date of the forward commitment transaction, the Portfolio will meet its obligations from then available cash flow, sale of securities held in the separate account, sale of other securities or, although it would not normally expect to do so, from sale of the forward commitment securities themselves (which may have a value greater or lesser than the Portfolio's payment obligations). The sale of securities to meet such obligations may result in the realization of capital gains or losses which are not exempt from federal, state or local taxation. Forward commitments involve some risk to the Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral in completing the transaction.

To the extent the Portfolio engages in forward commitment transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of investment leverage, and settlement of such transactions will be within 90 days from the trade date.

  (12) 	STAND-BY COMMITMENTS.  When the Portfolio
purchases securities it may also enter into put transactions, including those referred to as stand-by commitments, with respect to such securities. Under a stand-by commitment, a bank, broker-dealer or other financial institution agrees to purchase at the Portfolio's option a specified security at a specified price within a specified period prior to its maturity date and entitles the Portfolio to same day settlement and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. A put transaction will increase the cost of the underlying security and consequently reduce the available yield.

The amount payable to the Portfolio upon its exercise of a stand-by commitment with respect to a Municipal Obligation normally would be (i) the acquisition cost of the Municipal Obligation (excluding any accrued interest paid by the Portfolio on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Portfolio owned the security, plus (ii) all interest accrued on the security since the last interest payment date during the period the security was owned by the Portfolio. Absent unusual circumstances relating to a change in market value, the Portfolio would value the underlying Municipal Obligation at amortized cost. Accordingly, the amount payable by a bank or dealer during the time a stand-by commitment is exercisable would be substantially the same as the market value of the underlying Municipal Obligation. The Portfolio values stand-by commitments at zero for purposes of computing its net asset value per share.

The stand-by commitments that may be entered into by the Portfolio are subject to certain risks, which include the ability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, the fact that the commitment is not marketable by the Portfolio, and that the maturity of the underlying security will generally be different from that of the commitment. Not more than 10% of the total assets of the Portfolio will be invested in Municipal Obligations that are subject to stand-by commitments from the same bank or broker-dealer.

  (13) 	FLOATING AND VARIABLE RATE SECURITIES AND
PARTICIPATION CERTIFICATES. The Portfolio may invest in floating and variable rate securities. Floating and variable rate demand instruments permit the holder to demand payment upon a specified number of days' notice of the unpaid principal balance plus accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The floating or variable rate demand instruments in which the Portfolio may invest are payable on demand on not more than seven calendar days' notice.

The terms of these types of securities provide that interest rates are adjustable at intervals ranging from daily to up to six months and the adjustments are based upon the prime rate of a bank or other short-term rates, such as Treasury Bills or LIBOR (London Interbank Offered Rate), as provided in the respective instruments. The Portfolio will decide which floating or variable rate securities to purchase in accordance with procedures prescribed by Board of Trustees of the Portfolio in order to minimize credit risks.

The Board of Trustees of the Portfolio may determine that an unrated floating or variable rate security meets the Portfolio's high quality criteria if it is backed by a letter of credit or guarantee or is insured by an insurer that meets such quality criteria, or on the basis of a credit evaluation of the underlying obligor. If the credit of the obligor is of "high quality", no credit support from a bank or other financial institution will be necessary. The Board of Trustees of the Portfolio will re-evaluate each unrated floating or variable rate security on a quarterly basis to determine that it continues to meet the Portfolio's high quality criteria. If an instrument is ever deemed to fall below the Portfolio's high quality standards, either it will be sold in the market or the demand feature will be exercised.

The securities in which the Portfolio may invest include participation certificates, issued by a bank, insurance company or other financial institution, in securities owned by such institutions or affiliated organizations ("Participation Certificates"), and certificates of indebtedness or safekeeping. Participation Certificates are pro rata interests in securities held by others; certificates of indebtedness or safekeeping are documentary receipts for such original securities held in custody by others. A Participation Certificate gives the Portfolio an undivided interest in the security in the proportion that the Portfolio's participation interest bears to the total principal amount of the security and generally provides the demand feature described below. Each Participation Certificate is backed by an irrevocable letter of credit or guaranty of a bank (which may be the bank issuing the Participation Certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation) or insurance policy of an insurance company that the Board of Trustees of the Portfolio has determined meets the prescribed quality standards for the Portfolio.

The Portfolio may have the right to sell the Participation Certificate back to the institution and draw on the letter of credit or insurance on demand after the prescribed notice period, for all or any part of the full principal amount of the Portfolio's participation interest in the security, plus accrued interest. The institutions issuing the Participation Certificates would retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the Participation Certificates were purchased by the Portfolio. The total fees would generally range from 5% to 15% of the applicable prime rate or other short-term rate index. With respect to insurance, the Portfolio will attempt to have the issuer of the Participation Certificate bear the cost of any such insurance, although the Portfolio retains the option to purchase insurance if deemed appropriate. Obligations that have a demand feature permitting the Portfolio to tender the obligation to a foreign bank may involve certain risks associated with foreign investment. The Portfolio's ability to receive payment in such circumstances under the demand feature from such foreign banks may involve certain risks such as future political and economic developments, the possible establishments of laws or restrictions that might adversely affect the payment of the bank's obligations under the demand feature and the difficulty of obtaining or enforcing a judgment against the bank.

JPMFAM has been instructed by the Board of Trustees of the Portfolio to monitor on an ongoing basis the pricing, quality and liquidity of the floating and variable rate securities held by the Portfolio, including Participation Certificates, on the basis of published financial information and reports of the rating agencies and other bank analytical services to which the Portfolio may subscribe. Although these instruments may be sold by the Portfolio, it is intended that they be held until maturity. The Internal Revenue Service has not ruled on whether interest on participations in floating or variable rate Municipal Obligations is tax exempt.

Past periods of high inflation, together with the fiscal measures adopted to attempt to deal with it, have seen wide fluctuations in interest rates, particularly "prime rates" charged by banks. While the value of the underlying floating or variable rate securities may change with changes in interest rates generally, the floating or variable rate nature of the underlying floating or variable rate securities should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed rate securities. The Portfolio may contain floating or variable rate securities on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such floating or variable rate securities may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the floating or variable rate securities is made in relation to movements of the applicable banks' "prime rates" or other short-term rate adjustment indices, the floating or variable rate securities are not comparable to long-term fixed rate securities. Accordingly, interest rates on the floating or variable rate securities may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

The maturity of variable rate securities is deemed to be the longer of (i) the notice period required before the Portfolio is entitled to receive payment of the principal amount of the security upon demand or (ii) the period remaining until the security's next interest rate adjustment. The maturity of a variable rate demand instrument will be determined in the same manner for purposes of computing the Portfolio's dollar-weighted average portfolio maturity.

  (14) 	TENDER OPTION FLOATING OR VARIABLE RATE CERTIFICATES.
The Portfolio may invest in tender option bonds. A tender option bond is a synthetic floating or variable rate security issued when long term bonds are purchased in the secondary market and are then deposited into a trust. Custodial receipts are then issued to investors, such as the Portfolio, evidencing ownership interests in the trust. The trust sets a floating or variable rate on a daily or weekly basis which is established through a remarketing agent. These types of instruments, to be money market eligible under Rule 2a-7, must have a liquidity facility in place which provides additional comfort to the investors in case the remarketing fails. The sponsor of the trust keeps the difference between the rate on the long term bond and the rate on the short term floating or variable rate security.

  (15) 	ZERO COUPON AND STRIPPED OBLIGATIONS.  The
Portfolio may invest up to 20% of its total assets in such stripped obligations. The principal and interest components of United States Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the United States Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of United States Treasury bills with comparable maturities. The Portfolio may also invest in zero coupon obligations. Zero coupon obligations are sold at a substantial discount from their value at maturity and, when held to maturity, their entire return, which consists of the amortization of discount, comes from the difference between their purchase price and maturity value.

Because interest on a zero coupon obligation is not distributed on a current basis, the obligation tends to be subject to greater price fluctuations in response to changes in interest rates than ordinary interest-paying securities with similar maturities. As with STRIPS, the risk is greater when the period to maturity is longer. The value of zero coupon obligations appreciates more than such ordinary interest-paying securities during periods of declining interest rates and depreciates more than such ordinary interest-paying securities during periods of rising interest rates. Under the stripped bond rules of the Internal Revenue Code of 1986, as amended, investments in zero coupon obligations will result in the accrual of interest income on such investments in advance of the receipt of the cash corresponding to such income.

Zero coupon securities may be created when a dealer deposits a U.S. Treasury or federal agency security with a custodian and then sells the coupon payments and principal payment that will be generated by this security separately. Proprietary receipts, such as Certificates of Accrual on Treasury Securities, Treasury Investment Growth Receipts and generic Treasury Receipts, are examples of stripped U.S. Treasury securities separated into their component parts through such custodial arrangements.

  (16) 	CUSTODIAL RECEIPTS.  The Portfolio may acquire
securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not deemed U. S. Government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.

  (17) 	FUNDING AGREEMENTS.  The Portfolio may invest in
short-term funding agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by a purchaser. Funding agreements generally will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed or variable interest rate that is based on an index and guaranteed for a set time period. Because there generally is no active secondary market for these investments, a funding agreement may be deemed to be illiquid.

  (18) 	ILLIQUID INVESTMENTS, PRIVATELY PLACED AND
CERTAIN UNREGISTERED SECURITIES. The Portfolio may invest in privately placed, restricted, Rule 144A or other unregistered securities as described in the Prospectus. The Portfolio may not acquire illiquid holdings if, as a result thereof, more than 10% of the Portfolio's net assets would be in illiquid investments. Subject to this non-fundamental policy limitation, the Portfolio may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act") and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within 7 days in the normal course of business at approximately the amount at which it is valued by the Portfolio. The price the Portfolio pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.

The Portfolio may also purchase Rule 144A securities sold to institutional investors without registration under the 1933
Act. These securities may be determined to be liquid in accordance with guidelines established by the Advisor and approved by the Portfolio's Trustees. The Portfolio's Trustees will monitor the Advisor's implementation of these guidelines on a periodic basis.

As to illiquid investments, the Portfolio is subject to a risk that should the Portfolio decide to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected. Where an illiquid security must be registered under the 1933 Act, before it may be sold, the Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell.

  (19)	SYNTHETIC INSTRUMENTS.  The Portfolio may invest in
certain synthetic instruments. Such instruments generally involve the deposit of asset-backed securities in a trust arrangement and the issuance of certificates evidencing interests in the trust. The certificates are generally sold in private placements in reliance on Rule 144A. The Advisor will review the structure of Synthetic Instruments to identify credit and liquidity risks and will monitor those risks. See "Illiquid Investments, Privately Placed and Certain Unregistered Securities."

QUALITY AND DIVERSIFICATION REQUIREMENTS FOR THE PORTFOLIO
----------------------------------------------------------
The Portfolio intends to meet the diversification requirements of the 1940 Act as currently in effect. Current 1940 Act diversification requirements require that with respect to 75% of its assets: (1) the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. government, its agencies and instrumentalities, and (2) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer. As for the other 25% of the Portfolio's assets not subject to the limitation described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in securities of any one issuer. Investments not subject to the diversification requirements could involve an increased risk to an investor should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

At the time the Portfolio invests in any taxable commercial paper, master demand obligations, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's Investors Services or Standard & Poor's Corporation. The issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in JPFAM's opinion.

FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUND
-----------------------------------------------
The following investment restrictions have been adopted by the Trust with respect to the Fund. Except as otherwise stated, these investment restrictions are "fundamental" policies. A "fundamental" policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a "majority of the outstanding voting securities" of the Fund. A "majority of the outstanding voting securities" is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

The Fund:

  (1)	May not make any investment inconsistent with the Fund's
classification as a diversified investment company under the Investment Company Act of 1940;

  (2)	May not purchase any security which could cause the Fund to
concentrate its investments in the securities of issuers primarily engaged in any particular industry except as permitted by the Securities and Exchange Commission ("SEC"). This restriction does not apply to instruments considered to be domestic bank money market instruments;

  (3)	May not issue senior securities, except as permitted under
the Investment Company Act of 1940 or any rule, order or interpretation thereunder;

  (4)	May not borrow money, except to the extent permitted by
applicable law;

  (5)	May not underwrite securities of other issuers, except to
the extent that the Fund, in disposing of portfolio securities may be deemed an underwriter within the meaning of the 1933 Act.

  (6)	May not purchase or sell real estate, except that, to the
extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate;

  (7)	May not purchase or sell commodities or commodity contracts
unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling or entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities; and

  (8)	May make loans to other persons, in accordance with the
Fund's investment objective and policies and to the extent permitted by applicable law.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUND
---------------------------------------------------
The following investment restrictions are not "fundamental" policies of the Fund and may be changed without shareholder approval.

The Fund:

  (1)	May not acquire any illiquid securities, such as repurchase
agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 10% of the market value of the Portfolio's total assets would be in investments which are illiquid;

  (2)	May not purchase securities on margin, make short sales of
securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities;

  (3)	May not acquire securities of other investment companies,
except as permitted by the 1940 Act or any order pursuant thereto;

  (4)	May not borrow money, except that the Fund may borrow money
for temporary or emergency purposes, or by engaging in reverse repurchase transactions, in an amount not exceeding 33% of the value of its total assets at the time when the loan is made and may pledge, mortgage or hypothecate no more than 1/3 of its net assets to secure such borrowings. The Fund will not purchase securities while borrowings exceed 5% of the Fund's total assets; provided, however, that the Fund may increase its interest in an open-end management investment company with the same investment objective and restrictions as the Fund while such borrowings are outstanding. This borrowing provision is included to facilitate the orderly sale of Fund securities, for example, in the event of abnormally heavy redemption requests, and is not for investment purposes and shall not apply to reverse repurchase agreements.

FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE PORTFOLIO
----------------------------------------------------
The Portfolio has adopted the following investment restrictions which may not be changed without approval by the Trustees of the Portfolio and a "majority of the outstanding shares" of the Portfolio which, as used in this Statement of Additional Information, means the vote of the lesser of (i) 67% or more of the shares of the Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of a the Portfolio.

The Portfolio:

  (1)	May not borrow money, except that the Portfolio
may borrow money for temporary or emergency purposes, or by engaging in reverse repurchase transactions, in an amount not exceeding 33% of the value of its total assets at the time when the loan is made and may pledge, mortgage or hypothecate no more than 1/3 of its net assets to secure such borrowings. Any borrowings representing more than 5% of the Portfolio's total assets must be repaid before the Portfolio may make additional investments.

  (2)	May make loans to other persons, in accordance
with the Portfolio's investment objective and policies and to the extent permitted by applicable law.

  (3)	May not purchase the securities of any issuer
(other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry. Notwithstanding the foregoing, with respect to the Portfolio's permissible futures and options transactions in U.S. Government securities, positions in options and futures shall not be subject to this restriction; and the Portfolio may invest more than 25% of its total assets in obligations issued by banks, including U.S. banks.

  (4)	May not purchase or sell physical commodities
unless acquired as a result of ownership of securities or other instruments but this shall not prevent the Portfolio from (i) purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities or (ii) engaging in forward purchases or sales of foreign currencies or securities.

  (5)	May not purchase or sell real estate unless
acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by the Portfolio in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded.

  (6)	May not issue any senior security (as defined in
the 1940 Act), except that (a) the Portfolio may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) the Portfolio may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (c) subject to the restrictions set forth above, the Portfolio may borrow money as authorized by the 1940 Act. For purposes of this restriction, collateral arrangements with respect to the Portfolio's permissible options and futures transactions, including deposits of initial and variation margin, are not considered to be the issuance of a senior security.

  (7)	May not underwrite securities issued by other
persons except insofar as the Portfolio may technically be deemed to be an underwriter under the Securities Act of 1933 in selling a portfolio security.

In addition, as a matter of fundamental policy, notwithstanding any other investment policy or restriction, the Portfolio may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Portfolio. For purposes of investment restriction
(2) above, loan participations are considered to be debt instruments. For purposes of investment restriction (5) above, real estate includes real estate limited partnerships. For purposes of investment restriction (3) above, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry." Investment restriction (3) above, however, is not applicable to investments by a Fund in municipal obligations where the issuer is regarded as a state, city, municipality or other public authority since such entities are not members of any "industry." Supranational organizations are collectively considered to be members of a single "industry" for purposes of restriction (3) above.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE PORTFOLIO
--------------------------------------------------------
In addition, the Portfolio is subject to the following non-fundamental investment restrictions, which may be changed without shareholder approval:

  (1) 	The Portfolio may not, with respect to 75% of
its assets, hold more than 10% of the outstanding voting securities of any issuer or invest more than 5% of its assets in the securities of any one issuer (other than obligations of the U.S. Government, its agencies and instrumentalities).

  (2)	The Portfolio may not make short sales of
securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Portfolio. The
Portfolio has no current intention of making short sales against the box.

  (3)   The Portfolio may not purchase or sell
interests in oil, gas or mineral leases.

  (4)	The Portfolio may not invest more than
10% of its net assets in illiquid securities.

  (5)	The Portfolio many not write, purchase or sell
any put or call option or any combinations thereof, provided that this shall not prevent (i) the writing, purchasing or selling of puts, calls or combinations thereof with respect to portfolio securities or (ii) with respect to the Portfolio's permissible futures and options transactions, the writing, purchasing, ownership, holding or selling of futures and options positions or of puts, calls or combinations thereof with respect to futures.

  (6)	The Portfolio may invest up to 5% of its total
assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies.

For purposes of investment restriction (4) above, illiquid securities includes securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees.

The investment objective of the Portfolio is non-fundamental.

For purposes of the Portfolios' investment restrictions, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of an interest on the security.

If a percentage or rating restriction on investment or use of assets is adhered to at the time of investment, later changes in percentage or ratings resulting from any cause other than actions by the Portfolio will not be considered a violation. If the value of the Portfolio's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

                       TRUSTEES AND OFFICERS
                       ---------------------

TRUSTEES OF THE PORTFOLIO
-------------------------
Information regarding the Trustees of the Portfolio, a series of Mutual Fund Trust (File No. 33-75250, Investment Company Act File No. 811-8358), is set forth in the Portfolio's current Statement of Additional Information. Such information regarding the Trustees of the Portfolio is incorporated herein by reference. You may request a copy of the Portfolio's Statement of Additional Information at no charge by calling The Managers Funds LLC at
(800) 835-3879.

TRUSTEES AND OFFICERS OF THE TRUST
----------------------------------
The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and dates of birth are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Funds. The Trustees are experienced executives who meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with companies that provide services to the Funds, and review the Funds' performance. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 40 Richards Avenue, Norwalk, Connecticut 06854.

The Trustees hold office without limit in time except that
(a) any Trustee may resign or retire; (b) any Trustee may be removed with or without cause by at least two-thirds of the number of Trustees remaining after such removal (provided that there shall not be fewer than 3 remaining Trustees); (c) shareholders may vote to remove a Trustee at a special meeting of shareholders held at the written request of shareholders of 10% or more of the outstanding shares of the Trust.

INDEPENDENT TRUSTEES
--------------------
The following Trustees are not "interested persons" of the Trust within the meaning of the 1940 Act:

NAME AND               POSITION(S) HELD     PRINCIPAL OCCUPATIONS        NUMBER OF FUNDS    OTHER
DATE                   WITH TRUST           DURING PAST 5                IN FUND COMPLEX    DIRECTORSHIPS
OF                     AND LENGTH OF        YEARS                        OVERSEEN BY        HELD BY
BIRTH                  TIME SERVED                                       TRUSTEE*           TRUSTEE
--------------------   -------------------- ---------------------        ------------------ ---------------
Jack W. Aber           Trustee since 1999   Professor of Finance                22          Trustee of
DOB:  9/9/37                                Boston University                               Appleton Growth
                                            School of Management                            Fund (1 portfolio)
                                            (1972-Present)
                                                                                            Trustee of
                                                                                            Third Avenue
                                                                                            Trust (4 portfolios)

                                                                                            Trustee of
                                                                                            Third Avenue Variable
                                                                                            Series Trust
                                                                                            (1 portfolio)


William E. Chapman, II Trustee since 1999   President and Owner                 22          Trustee of
DOB:  9/23/41                               Loneboat Retirement                             Third Avenue
                                            Planning Solutions                              Trust (4 portfolios)
                                            (1998-Present); Hewitt
                                            Associates, LLC (part                           Trustee of
                                            time) provider of                               Third Avenue Variable
                                            Retirement and                                  Series Trust
                                            Investment Education                            (1 portfolio)
                                            Seminars); President
                                            Retirement Plans Group,
                                            Kemper Funds (1990-1998)


                              16

Edward J. Kaier        Trustee since 1999   Partner, Hepburn                    22          Trustee of
DOB:  9/23/45                               Willcox, Hamilton &                             Third Avenue
                                            Putnam (1977-Present)                           Trust (4 portfolios)

                                                                                            Trustee of
                                                                                            Third Avenue Variable
                                                                                            Series Trust
                                                                                            (1 portfolio)


Madeline H. McWhinney  Trustee since 1987   Member, Investment Committee        14          None
DOB:  3/11/22                               New Jersey Supreme Court
                                            (1990-Present); Member,
                                            Advisory Board on Professional
                                            Ethics, New Jersey Supreme
                                            Court (1983-1998); President,
                                            Dale, Elliott & Company, Inc.
                                            (Management Consultant)
                                            (1977-1994)


Steve J. Paggioli      Trustee since 1993   Consultant, Trustee,                14          Trustee of
                                            Professionally Managed                          Professionally
                                            Portfolios (1991-Present);                      Managed Portfolios
                                            formerly Executive Vice                         (19 portfolios)
                                            President and DIrector, The
                                            Wadsworth Group (1986-2001);
                                            Executive Vice President, and
                                            Director, Investment Company
                                            Administration, LLC (1990-2001);
                                            Vice President, Secretary and
                                            Director, First Fund
                                            Distributors, Inc. (1991-2001)

Eric Rakowski          Trustee since 1999   Professor, University of            22          Trustee of
DOB:  6/5/58                                California at Berkeley                          Third Avenue
                                            School of Law (1990-                            Trust
                                            Present); Visiting                              (4 portfolios)
                                            Professor, Harvard Law
                                            School (1998-1999)                              Trustee of
                                                                                            Third Avenue Variable
                                                                                            Series Trust
                                                                                            (1 portfolio)



Thomas R. Schneeweis   Trustee since 1987   Professor of Finance, University    14          None
                                            of Massachusetts (1985-Present);
                                            Managing Director, CISDM at the
                                            University of Massachusetts,
                                            (1994-Present); President and
                                            Chief Executive Officer, Schneeweis
                                            Partners, LLC (2001-Present)



*  The Fund Complex consists of The Managers Funds, Managers AMG
   Funds, Managers Trust I and Managers Trust II.

INTERESTED TRUSTEES (1)
-----------------------
The following Trustees are "interested persons" of the Trust within the meaning of the 1940 Act.

NAME AND               POSITION(S) HELD     PRINCIPAL OCCUPATIONS        NUMBER OF FUNDS    OTHER
DATE                   WITH THE TRUST       DURING PAST 5                IN FUND COMPLEX    DIRECTORSHIPS
OF                     AND LENGTH OF        YEARS                        OVERSEEN BY        HELD BY
BIRTH                  TIME SERVED                                       TRUSTEE*           TRUSTEE
--------------------   -------------------- ---------------------        ------------------ ---------------
Sean M. Healey         Trustee since 1999   President and Chief
DOB:  5/9/61                                Operating Officer,
                                            Affiliated Managers                 22          None
                                            Group, Inc. (1999-Present);
                                            Director, Affiliated
                                            Managers Group, Inc.
                                            (2001-Present); Executive
                                            Vice President; Affiliated
                                            Managers Group, Inc.
                                            (1995-1999); Vice President,
                                            Goldman, Sachs &
                                            Company (1987-1995)


Peter M. Lebovitz      Trustee since 2002   President and Chief
DOB:  1/18/55          President since 1999 Executive Officer, The
                                            Managers Funds LLC                  22          None
                                            (1999-Present); President
                                            Managers Distributors, Inc.
                                            (2000-Present); Director of
                                            Marketing, The Managers
                                            Funds, LP (1994-1999);
                                            Director of Marketing,
                                            Hyperion Capital
                                            Management, Inc. (1993-
                                            1994); Senior Vice
                                            President, Greenwich Asset
                                            Management, Inc. (1989-1993)



(1) Mr. Healey is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with, and interest in securities of, Affiliated Managers Group, Inc. Mr. Lebovitz is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with The Managers Funds LLC and Managers Distributors, Inc.

  * The Fund Complex consists of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II.

OFFICERS
--------

NAME, ADDRESS AND      POSITION(S) HELD     PRINCIPAL OCCUPATIONS
AGE                    WITH THE FUND        DURING PAST 5
                       AND LENGTH OF        YEARS
                       TIME SERVED
--------------------   -------------------- ---------------------
Donald S. Rumery       Treasurer since 1995 Director, Finance and
DOB:  5/29/58          Secretary since 1997 Planning, The Managers
                                            Funds LLC (1994-Present);
                                            Treasurer and Chief
                                            Financial Officer, Managers
                                            Distributors, Inc.
                                            (2000-Present); Treasurer
                                            and Secretary, Managers
                                            Trust I and Managers Trust
                                            II (2000-Present) and Treasurer,
                                            Managers AMG Funds (1999-Present)


Galan G. Daukas        Chief Financial      Chief Financial Officer, Managers
DOB: 10/24/63             Officer           Trust I, Managers Trust II and
                       since 2002           Managers AMG Funds (2002-Present);
                                            Chief Operating Officer, The
                                            Managers Funds LLC (2002-Present);
                                            Chief Operating Officer and
                                            Chairman of the Management
                                            Committee, Harbor Capital
                                            Management Co., Inc.
                                            (2000-2002); Chief
                                            Operating Officer, Fleet
                                            Investment Advisors (1992-
                                            2000)

TRUSTEE SHARE OWNERSHIP
-----------------------

                                                              AGGREGATE DOLLAR RANGE
                                                              OF EQUITY SECURITIES
                                                              IN ALL REGISTERED
                                                              INVESTMENT COMPANIES
                                  DOLLAR RANGE OF EQUITY      OVERSEEN BY TRUSTEE IN
                                  SECURITIES IN THE FUNDS     FAMILY OF INVESTMENT
                                  BENEFICIALLY OWNED AS OF    COMPANIES* BENEFICIALLY
                                  DECEMBER 31, 2002           OWNED AS OF DECEMBER 31, 2002
                                  -----------------------     -----------------------------
INDEPENDENT TRUSTEES:
---------------------
Jack W. Aber                               None                  $10,001 to $50,000
William E. Chapman II                      None                     Over $100,000
Edward J. Kaier                      $50,001 to $100,000            Over $100,000
Madeline H. McWhinney                      None                  $50,001 to $100,000
Steven J. Paggioli                  $10,001 to $50,001           $50,001 to $100,000
Eric Rakowski                       $50,001 to $100,000          $50,001 to $100,000
Thomas R. Schneeweis                       None                   $10,001 to $50,000

INTERESTED TRUSTEES:
--------------------
Sean M. Healey                             None                  $50,001 to $100,000
Peter M. Lebovitz                      Over $100,000                 Over $100,000


AUDIT COMMITTEE
---------------
The Board of Trustees has an Audit Committee consisting of the Independent Trustees. Under the terms of its charter, the Committee (a) acts for the Trustees in overseeing the Trust's financial reporting and auditing processes, (b) reviews and assesses the performance of the Trust's independent public accountants, (c) makes recommendations to the full board annually as to the appointment of independent public accountants, (d) meets periodically with the independent accountants to review the annual audits and the services provided by the independent public accountants, and (e) reviews and reports to the full Board with respect to any material accounting, tax, valuation or record keeping issues that may affect the Trust, its financial statements or the amount of any dividend or distribution right, among other matters. The Audit Committee met twice during the most recent fiscal year.

TRUSTEES' COMPENSATION
----------------------
For their services as Trustees of The Managers Funds and other mutual funds within The Managers Funds complex, for the fiscal year ended November 30, 2002, the Trustees were compensated as follows:

  COMPENSATION TABLE:
  -------------------

                                Aggregate               Total Compensation
                                Compensation from the   from the Fund Complex
Name of Trustee                 Trust(a)                Paid to Trustees (b)
----------------------          ---------------------   ---------------------

Independent Trustees:
---------------------
Jack W. Aber                             $310                 $31,500
William E. Chapman, II                   $310                 $31,500
Edward J. Kaier                          $310                 $31,500
Madeline McWhinney                       $310                 $26,500
Steven J.Paggioli                        $310                 $25,500
Eric Rakowski                            $310                 $31,000
Thomas R. Schneeweis                     $310                 $26,000

Interested Trustees:
--------------------
Peter M. Lebovitz                       None                     None
Sean M. Healey                          None                     None


(a)	Compensation is calculated for the Fund's fiscal year
ended November 30, 2002. The Trust does not provide any pension or retirement benefits for the Trustees.

(b)	Total compensation includes compensation paid during
the 12-month period ending November 30, 2002 for services as Trustees of The Managers Funds, Managers AMG Funds, Managers
Trust I and Managers Trust II.


           CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
           ---------------------------------------------------

CONTROL PERSONS
---------------
As of March 26, 2003, no shareholders "controlled" (within the meaning of the 1940 Act) the Fund. An entity or person which "controls" the Fund could have effective voting control over the Fund.

PRINCIPAL HOLDERS OF SECURITIES
-------------------------------
As of March 26, 2003, the following persons or entities owned of record more than 5% of the outstanding shares of the Fund:

Shareholder                              No. of Shares     Percent
--------------------------------         -------------     -------
PFPC Brokerage Services,
  King of Prussia, PA (1)                  8,877,843       24%
Yaxis Group LLC, New York, NY (2)          4,650,804       12%
The Managers Funds LLC, Norwalk CT (3)     2,635,683        7%


(1) Omnibus account-holder holding Fund shares on behalf of its customers.
(2) Yaxis Group LLC is the beneficial owner as well as the record owner of its shares.
(3) The Managers Funds LLC is the beneficial owner as well as the record owner of its shares.

The Trust did not know of any person, who, as of March 3, 2003, beneficially owned 5% or more of the Fund's shares.

MANAGEMENT OWNERSHIP
--------------------
As of March 26, 2003, all management personnel (i.e., Trustees and Officers) as a group owned beneficially less than 1% of the shares outstanding of the Fund.

              MANAGEMENT OF THE FUND AND THE PORTFOLIO
              ----------------------------------------

INVESTMENT ADVISOR OF THE PORTFOLIO
-----------------------------------
Subject to the supervision of the Portfolio's Trustees, the Advisor makes the Portfolio's day-to-day investment decisions, arranges for the execution of Portfolio transactions and generally manages the Portfolio's investments. JPMFAM is a wholly-owned subsidiary of J.P. Morgan Chase & Co. ("J.P. Morgan Chase") and is a registered investment adviser under the Investment Advisers Act
of 1940, as amended.   J. P. Morgan Chase, through the Advisor and
other subsidiaries offers a wide range of banking and investment management services to governmental, institutional, corporate and individual clients. Prior to February 28, 2001, JP Morgan Chase Bank, an affiliate of JPMFAM ("Chase"), served as the adviser to the Portfolio and JPMFAM served as the sub-adviser. The Portfolio's investment advisor is JPMFAM.

The investment advisory services the Advisor provides to the Portfolio are not exclusive under the terms of the Advisory Agreement. The Advisor is free to and does render similar investment advisory services to others. The Advisor serves as investment advisor to personal investors and other investment companies and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which the Advisor serves as trustee. The accounts which are managed or advised by the Advisor have varying investment objectives and the Advisor invests assets of certain of such accounts in investments substantially similar to, or the same as, those which are expected to constitute the principal investments of the Portfolio. Such accounts are supervised by officers and employees of the Advisor who may also be acting in similar capacities for the Portfolio.

The Portfolio is managed by employees of the Advisor who, in acting for their customers, including the Portfolio, do not discuss their investment decisions with any personnel of J.P. Morgan Chase or any personnel of other divisions of the Advisor or with any of its affiliated persons, with the exception of certain other investment management affiliates of J.P. Morgan Chase.

The Investment Advisory Agreement provides that it will continue in effect for a period of two years after execution only if specifically approved thereafter annually. The Investment Advisory Agreement will terminate automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Portfolio's Trustees, or by a vote of the holders of a majority of the Portfolio's outstanding voting securities, on 60 days' written notice to the Advisor and by the Advisor on 90 days' written notice to the Portfolio.

COMPENSATION OF INVESTMENT ADVISOR
----------------------------------
As compensation for the services rendered and related expenses such as salaries of advisory personnel borne by the Advisor under the Investment Advisory Agreement, the Portfolio has agreed to pay the Advisor a fee, which is computed daily and may be paid monthly, equal to the annual rate of 0.10% of the Portfolio's average daily net assets.

The fees paid by the Portfolio for investment advisory services were as follows: for the fiscal year ended August 31, 2000: $10,632,595; for the fiscal year ended August 31, 2001:
$15,826,059; for the fiscal year ended August 31, 2002: $59,805,468.

ADMINISTRATIVE SERVICES FOR THE PORTFOLIO
-----------------------------------------
The Portfolio has entered into an Administration Agreement
(the "Administration Agreement") with Chase, pursuant to which Chase is responsible for certain administrative and related services provided to the Portfolio. The Administration Agreement may be terminated at any time, without penalty, by the Portfolio's Trustees or Chase, in each case on not more than 60 days' written notice to the other party.

Under the Administration Agreement, the Portfolio has agreed to pay Chase fees equal to the Portfolio's allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Portfolio and other money market funds within the JPMorgan Funds Complex and in accordance with the following annual schedule: 0.10% of the first $100 billion of their aggregate average daily net assets and 0.05% of their aggregate average daily net assets in excess of $100 billion. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the total net assets of the money market funds within the JPMorgan Funds Complex. Chase has contractually agreed through December 31, 2004 to reimburse the Portfolio to the extent that total operating expenses of the Institutional Class Shares of the Portfolio (excluding interest, taxes, extraordinary expenses and expenses relating to the deferred compensation plan of the Portfolio) exceed 0.20% of its average daily net assets.

The fees paid by the Portfolio to Chase for administrative services were as follows: for the fiscal year ended August 31, 2000: $5,316,298; for the fiscal year ended August 31, 2001:
$7,913,030 and for the fiscal year ended
August 31, 2002:  $59,032,839.

ADMINISTRATIVE AND DISTRIBUTION SERVICES FOR THE FUND
-----------------------------------------------------
Under an Administration and Shareholder Servicing Agreement between the Trust and The Managers Funds LLC, The Managers Funds LLC also serves as Administrator (the "Fund Administrator") of the Trust. Managers Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of The Managers Funds LLC, serves as the distributor of the Fund. The Managers Funds LLC is a subsidiary of Affiliated Managers Group, Inc. ("AMG"), and AMG serves as its Managing Member. AMG is located at 600 Hale Street, Prides Crossing, Massachusetts 01965. The Distributor bears certain expenses associated with the distribution and sale of shares of the Fund. The Distributor acts as agent in arranging for the sale of the Fund's shares without sales commission or other compensation and bears all advertising and promotional expenses incurred in the sale of such shares.

The distribution agreement (the "Distribution Agreement") between the Trust and the Distributor may be terminated by either party under certain specified circumstances and will automatically terminate on assignment in the same manner as the Fund Management Agreement. The Distribution Agreement may be continued annually so long as such continuation is specifically approved at least annually by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust cast in person at a meeting called for the purpose of voting on such approval.

FEE WAIVERS AND EXPENSE LIMITATIONS
-----------------------------------
From time to time, the Fund Administrator may agree voluntarily to waive all or a portion of the fee it would otherwise be entitled to receive from the Fund. The Fund Administrator may decide to waive all or a portion of its fees from the Fund for such reasons as attempting to make the Fund's performance more competitive as compared to similar funds. The effect of the fee waivers in effect at the date of this Statement of Additional Information on the fees payable by the Fund is reflected in the Fees and Expense Information located in the front of the Fund's Prospectus. Existing voluntary fee waivers by the Fund Administrator may be terminated or reduced in amount at any time, and solely at the discretion of the Fund Administrator. Shareholders will be notified of any change at the time that it becomes effective.

In addition to the fees described above, the Portfolio is responsible for usual and customary expenses associated with its operations. Such expenses include organization expenses, legal fees, accounting and audit expenses, insurance costs, the compensation and expenses of the Portfolio's Trustees and Members of the Advisory Board, registration fees under federal securities laws, extraordinary expenses, custodian fees and brokerage expenses.

CUSTODIAN AND ACCOUNTING AGENT
------------------------------
The Bank of New York ("BNY"), 100 Church Street, New York,
New York 10286, serves as the Portfolio's custodian and as the fund accounting agent for the Portfolio and the Fund. BNY is responsible for holding the Portfolio's securities and cash and maintaining the books of account and records of portfolio transactions.

TRANSFER AGENT
--------------
Boston Financial Data Services, Inc., P.O. Box 8517, Boston, Massachusetts 02266-8517, is the transfer agent (the "Transfer Agent") for the Fund. The Transfer Agent is responsible for maintaining account records detailing the ownership of the shares of the Fund and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

FINANCIAL PROFESSIONALS
-----------------------
The services provided by financial professionals may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering client inquiries regarding the Portfolio, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts services by the financial professional, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding executed proxies and obtaining such other services as Morgan or the financial professional clients may reasonably request and agree upon with the financial professional.

Although there is no sales charge levied directly by the Portfolio, financial professionals may establish their own terms and conditions for providing their services and may charge investors a transaction-based or other fee for their services. Such charges may vary among financial professionals but in all cases will be retained by the financial professional and will not be remitted to the Portfolio or J.P. Morgan.

INDEPENDENT ACCOUNTANTS
-----------------------
The Independent Accountants of the Portfolio are PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036. The Independent Accountants of the Fund are PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of the Fund and the Portfolio, reviews the Fund's federal and state income tax returns and may provide other audit, tax and related services.

            PURCHASE, REDEMPTION AND PRICING OF SHARES
            ------------------------------------------
PURCHASING SHARES
-----------------
Investors may open accounts with the Fund through their financial planners or investment professionals, or by the Trust in circumstances as described in the Prospectus. Shares may also be purchased through bank trust departments on behalf of their clients and tax-exempt employee welfare, pension and profit-sharing plans. The Trust reserves the right to determine which customers and which purchase orders the Trust will accept.

Certain investors may purchase or sell Fund shares through broker-dealers or through other processing organizations that may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. The Fund may from time to time make payments to such broker-dealers or processing organizations for certain recordkeeping services. Investors who do not wish to receive the services of a broker-dealer or processing organization may consider investing directly with the Trust. Shares held through a broker-dealer or processing organization may be transferred into the investor's name by contacting the broker-dealer or processing organization or the Transfer Agent. Certain processing organizations may receive compensation from The Managers Funds LLC.

Purchase orders received by the Fund before the close of business of the New York Stock Exchange (usually 4:00 p.m. New York Time), c/o Boston Financial Data Services, Inc. at the address listed in the current Prospectus on any Business Day will receive the net asset value computed that day. Orders received after that time from certain processing organizations, which have entered into special arrangements with The Managers Funds LLC, will also receive that day's offering price. The broker-dealer, omnibus processor or investment professional is responsible for promptly transmitting orders to the Trust. Orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent.

Federal Funds or Bank Wires used to pay for purchase orders must be in U.S. dollars and received in advance, except for certain processing organizations which have entered into special arrangements with the Trust. Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. Dollars on a U.S. bank.

If you redeem shares following a purchase by check, the Fund may hold the proceeds of your redemption for up to 15 calendar days to ensure that the check has cleared.

If the check accompanying any purchase order does not clear, or if there are insufficient funds in your bank account, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current shareholders, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. The Trust has the right to prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares. Third party checks which are under $10,000 and are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to the Fund or the Custodian will be accepted.

In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder's account on the Trust's books maintained by the Transfer Agent.

REDEEMING SHARES
----------------
Any redemption orders received by the Trust before the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. New York Time) on any Business Day will receive the net asset value determined at the close of regular trading on that Business day.

Redemption orders received after 4:00 p.m. will be redeemed at the net asset value determined at the close of trading on the next Business Day. Redemption orders transmitted to the Trust at the address indicated in the current Prospectus will be promptly forwarded to the Transfer Agent. If you are trading through a broker-dealer or investment advisor, such investment professional is responsible for promptly transmitting orders. There is no redemption charge. The Fund reserves the right to redeem shareholder accounts (after 60 days notice) when the value of the Fund shares in the account falls below $500 due to redemptions. Whether the Fund will exercise its right to redeem shareholder accounts will be determined by The Managers Funds LLC on a case-by-case basis.

If the Fund determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Fund, in lieu of cash, in conformity with the applicable rule of the Securities and Exchange Commission. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets to cash. The method of valuing portfolio securities is described under the "Net Asset Value," and such valuation will be made as of the same time the redemption price is determined.

Investors should be aware that redemptions from the Funds may not be processed if a redemption request is not submitted in proper form. To be in proper form, the request must include the shareholder's taxpayer identification number, account number, Fund number and signatures of all account holders. All redemptions will be mailed to the address of record on the shareholder's account. If you redeem shares following a purchase by check, the Fund may hold the proceeds of your redemption for up to 15 calendar days to ensure that the check has cleared. The Trust reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption beyond seven days as follows: (i) during periods when the NYSE is closed for other than weekends and holidays or when trading on the NYSE is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Funds of, or evaluation of the net asset value of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

EXCHANGE OF SHARES
------------------
An investor may exchange shares from the Funds into shares of any series of Managers AMG Funds, The Managers Funds, Managers Trust I or Managers Trust II. Since an exchange is the sale of shares of the fund exchanged out of and the purchase of shares of the fund exchanged into, the usual purchase and redemption procedures, requirements and restrictions apply to each exchange. Investors may exchange only into accounts that are registered in the same name with the same address and taxpayer identification number. In addition, an investor who intends to continue to maintain an account in a Fund may make an exchange out of that Fund only if following the exchange the investor would continue to meet the Fund's minimum investment amount. Settlement on the purchase of shares of any series of Managers AMG Funds, The Managers Funds, Managers Trust I or Managers Trust II will occur when the proceeds from the redemption become available.

Shareholders are subject to federal income tax and may recognize capital gains or losses on the exchange for federal income tax purposes. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

NET ASSET VALUE
---------------
The Fund computes its Net Asset Value once daily on Monday through Friday on each day on which the NYSE is open for trading, at the close of business of the NYSE, usually 4:00 p.m. New York Time. The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund may close for purchases and redemptions at such other times as may be determined by the Trustees to the extent permitted by applicable law. The time at which orders are accepted and shares are redeemed may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. New York Time.

The net asset value per share of the Fund is equal to the value of the Fund (assets minus liabilities) divided by the number of shares outstanding. Because the Fund invests substantially all of its investable assets in the Portfolio, the Fund's NAV depends on the NAV of the Portfolio. The Portfolio determines its NAV using the amortized cost of its securities, which approximates market value. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates. While this method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Portfolio would receive upon the sale of the instrument.

The valuation of the Portfolio's portfolio instruments based upon their amortized cost is subject to the Portfolio's adherence to certain procedures and conditions. Consistent with regulatory requirements, the Portfolio will only purchase securities with remaining maturities of 397 days or less and will maintain a dollar-weighted average portfolio maturity of no more than 90 days. The Portfolio will invest only in securities that have been determined to present minimal credit risk and that satisfy the quality and diversification requirements of applicable rules and regulations of the Securities and Exchange Commission (SEC).

The Portfolio's Board of Directors has established procedures designed to stabilize the Portfolio's price per share, as computed for the purpose of sales and redemptions, at $1.
There can be no assurance, however, that the Portfolio's holdings at such intervals as is deemed appropriate to determine whether the Portfolio's NAV, calculated by using available market quotations, deviates from $1 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event that it is determined that such a deviation exists, the Portfolio's Board of Directors will take such corrective action as it regards as necessary and appropriate. Such action may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, or establishing an NAV per share by using available market quotations.

DIVIDENDS AND DISTRIBUTIONS
---------------------------
The Fund declares dividends and distributions daily and pays such dividends and distributions monthly as described in the Prospectus.

If a shareholder has elected to receive dividends and/or their distributions in cash and the postal or other delivery service is unable to deliver the checks to the shareholder's address of record, the dividends and/or distribution will automatically be converted to having the dividends and/or distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

                      CERTAIN TAX MATTERS
                      -------------------

The following summary of certain federal income tax considerations is based on current law, is for general information only, and is not tax advice. This discussion does not address all aspects of taxation that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, financial institutions or broker dealers, foreign corporations, and persons who are not citizens or residents of the United States) subject to special treatment under the federal income tax laws.

EACH SHAREHOLDER IS ADVISED TO CONSULT HIS OR HER OWN TAX
ADVISOR WITH RESPECT TO THE SPECIFIC TAX CONSEQUENCES TO THE SHAREHOLDER OF AN INVESTMENT IN A FUND, INCLUDING THE EFFECT AND APPLICABILITY OF STATE, LOCAL, FOREIGN, AND OTHER TAX LAWS AND THE POSSIBLE EFFECTS OF CHANGES IN FEDERAL OR OTHER TAX LAWS. THIS DISCUSSION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.

FEDERAL INCOME TAXATION OF FUND-IN GENERAL
------------------------------------------
The Fund intends to qualify and elect to be treated each taxable year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), although it cannot give complete assurance that it will qualify to do so. Accordingly, the Fund must, among other things,
(a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); and (b) invest the Fund's assets (as of the close of each quarter of the taxable year) in such a manner that (i) at least 50% of the value of the Fund's total assets be represented by cash and cash items (including receivables), Government securities and securities of other regulated investment companies, and other securities limited in respect of any one issuer (except with regard to certain investment companies furnishing capital to development corporations) to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of the value of the Fund's total assets be invested in the securities (other than Government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers each of which the Fund owns 20% or more of the total combined voting power of all classes of stock entitled to vote, and are engaged in the same or similar trades or businesses or related trades or businesses.

If the Fund should fail to qualify as a regulated investment company in any year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to shareholders as ordinary income to the extent of the Fund's current or accumulated earnings and profits. Also, the shareholders, if they received a distribution in excess of current or accumulated earnings and profits, would receive a return of capital that would reduce the basis of their shares of the Fund to the extent thereof. Any distribution in excess of a shareholder's basis in the shareholder's shares would be taxable as gain realized from the sale of such shares.

The Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year the Fund must distribute an amount equal to at least 98% of the sum of its ordinary income (excluding tax-exempt interest income and not taking into account any capital gains or losses) for the calendar year, and its capital gain net `income for the 12-month period ending on October 31, in addition to any undistributed portion of the respective balances from the prior year. For that purpose, any income or gain retained by the Fund that is subject to corporate tax will be considered to have been distributed by year end. The Fund intends to make sufficient distributions to avoid this 4% excise tax.

FEDERAL INCOME TAXATION OF SHAREHOLDERS
---------------------------------------
Any dividend declared in October, November or December and made payable to shareholders of record in any such month is treated as received by such shareholder on December 31, provided that the Fund pays the dividend during January of the following calendar year.

FOREIGN SHAREHOLDERS
--------------------
Dividends of net investment income and distribution of realized net short-term gain in excess of net long-term loss to a shareholder who is a non-resident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a U.S. trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions treated as long-term capital gains to foreign shareholders will not be subject to U.S. tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

In the case of a foreign shareholder who is a nonresident alien individual or foreign entity, the Fund may be required to withhold U.S. federal income tax as "backup withholding" at the rate of 31% from distributions treated as long-term capital gains and from the proceeds of redemptions, exchanges or other dispositions of the Fund's shares unless IRS Form W-8 is provided. Transfers by gift of shares of the Fund by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax, but the value of shares of the Fund held by such shareholder at his or her death will be includible in his or her gross estate for U.S. federal estate tax purposes.

STATE AND LOCAL TAXES
---------------------
The Fund may also be subject to state and/or local taxes in jurisdictions in which the Fund is deemed to be doing business.
In addition, the treatment of the Fund and its shareholders in those states, which have income tax laws, might differ from treatment under the federal income tax laws. Shareholders should consult with their own tax advisers concerning the foregoing state and local tax consequences of investing in the Fund.

OTHER TAXATION
--------------
The Fund is a series of a Massachusetts business trust.
Under current law, neither the Trust nor the Fund is liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

Shareholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations.


                         PERFORMANCE DATA
                         ----------------
From time to time, the Fund may quote performance in terms of yield, actual distributions, total return or capital appreciation in reports, sales literature, and advertisements published by the Fund. Current performance information for the Fund may be obtained by calling the number provided on the cover page of this Statement of Additional Information. See the current Prospectus.

  YIELD QUOTATIONS. As required by the regulations of the SEC, current yield for the Money Market Fund is computed by determining the net change exclusive of capital changes in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a seven day calendar period, dividing the net change in account value of the account at the beginning of the period, and multiplying the return over the seven-day period by 365/7. For purposes of the calculation, net change in account value reflects the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but does not reflect realized gains or losses or unrealized appreciation or depreciation. Effective yield for the Money Market Fund is computed by annualizing the seven-day return with all dividends reinvested in additional Fund shares.

For the seven calendar days ended November 30, 2002, the current yield and effective yield of the Money Market Fund were 1.05% and 1.05%, respectively.

  TOTAL RETURN QUOTATIONS. As required by the regulations of the SEC, the annualized total return of the Fund for a period is computed by assuming a hypothetical initial payment of $10,000.
It is then assumed that all of the dividends and distributions by the Fund over the period are reinvested. It is then assumed that at the end of the period, the entire amount is redeemed. The annualized total return is then calculated by determining the annual rate required for the initial payment to grow to the amount that would have been received upon redemption. As of December 31, 2002, the Money Market Fund's annualized one-, five- and ten-year total returns were 1.36%, 4.28% and 4.33% (unaudited), respectively.

Aggregate total returns, reflecting the cumulative percentage change over a measuring period, may also be calculated.

  GENERAL. The Fund's performance will vary from time to time depending upon market conditions, the composition of the Portfolio, and its total operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

Comparative performance information may be used from time to time in advertising the Fund's shares, including appropriate market indexes from Lipper, Inc., Micropal, Inc., Ibbotson
Associates, Morningstar Inc., the Dow Jones Industrial Average and other industry publications.

From time to time, the Fund may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends, (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for the Fund, (5) descriptions of investment strategies for the Fund, (6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the Fund; (7) comparisons of investment products (including the Fund) with relevant markets or industry indices or other appropriate benchmarks; (8) discussions of Fund rankings or ratings by recognized rating organizations; (9) discussions of various statistical methods quantifying the Fund's volatility relative to its benchmark or to past performance, including risk adjusted measures. The Fund may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.

REGULATORY MATTERS
------------------
JPMorgan Chase Bank and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of securities purchased on behalf of the Portfolio, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. JPMorgan Chase Bank and its affiliates deal, trade and invest for their own accounts in U.S. government obligations, municipal obligations and commercial paper and are among the leading dealers of various types of U.S. government obligations and municipal obligations. JPMorgan Chase Bank and its affiliates may sell U.S. government obligations and municipal obligations to, and purchase them from, other investment companies sponsored by the Portfolio's distributor or affiliates of the distributor. JPMorgan Chase Bank will not invest any Portfolio assets in any U.S. government obligations, municipal obligations or commercial paper purchased from itself or any affiliate, although under certain circumstances such securities may be purchased from other members of an underwriting syndicate in which JPMorgan Chase Bank or an affiliate is a non-principal member. This restriction may limit the amount or type of U.S. government obligations, municipal obligations or commercial paper available to be purchased by the Portfolio. JPMorgan Chase Bank has informed the Portfolio that in making its investment decision, it does not obtain or use material inside information in the possession of any other division or department of JPMorgan Chase Bank, including the division that performs services for the Mutual Fund Trust as custodian, or in the possession of any affiliate of JPMorgan Chase Bank. Shareholders of the Portfolio should be aware that, subject to applicable legal or regulatory restrictions, JPMorgan Chase Bank and its affiliates may exchange among themselves certain information about the shareholder and his account. Transactions with affiliated broker-dealers will only be executed on an agency basis in accordance with applicable federal regulations.

MASSACHUSETTS BUSINESS TRUST
----------------------------
The Fund is a series of a "Massachusetts business trust." A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of the Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability and are described below.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Declaration of Trust of the Trust provides that the shareholders shall not be subject to any personal liability for the acts, obligations or affairs of the Trust.

Should personal liability attach to a shareholder as a result of being a shareholder of the Trust, the shareholder will be entitled to reimbursement from the general assets of the Fund. The Trustees of the Trust intend to conduct the operations of the Trust in a way as to avoid, as far as possible, ultimate liability of the shareholders of the Fund.

The Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee or agent of the Fund or to a shareholder, and that no Trustee, officer, employee or agent is liable to any third persons in connection with the affairs of the Fund, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the Fund for any satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Trust's Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees and consent of the shareholders.

DESCRIPTION OF SHARES
---------------------
The Trust is an open-end management investment company organized as a Massachusetts business trust in which the Fund represents a separate series of shares of beneficial interest.
See "Massachusetts Business Trust" above.

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares (no par value) of one or more series and to divide or combine the shares of any series, if applicable, without changing the proportionate beneficial interest of each shareholder in the Fund or assets of another series, if applicable. Each share of the Fund represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. Shares of the Fund have no preemptive or conversion rights and are fully paid and nonassessable. The rights of redemption and exchange are described in the Prospectus and in this Statement of Additional Information.

The shareholders of the Trust are entitled to one vote for each share on matters on which shares of the Fund shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to appoint their own successors, provided however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or by the Declaration of Trust of the Trust.

The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the shares of the Trust. In addition, whenever ten or more shareholders of record who have been shareholders of record for at least six months prior to the date of the application, and who hold in the aggregate either shares of the Fund having a net asset value of at least $25,000 or at least 1% of the Trust's outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any of the Trustees and accompanied by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed shareholder communication and form of request. If the Trustees elect to follow the latter, the Trustees, upon the written request of such applicants accompanied by a tender of the material to be mailed and the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more objections or refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more objections, the SEC shall find, after notice and opportunity for a hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

The Trustees have authorized the issuance and sale to the public of shares of series of the Trust. The Trustees may authorize the issuance of shares of additional series of the Trust. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset value procedures. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of the additional series will approve the adoption of any management contract, distribution agreement and any changes in the investment policies of the new series, to the extent required by the 1940 Act.

Unlike other mutual funds which directly acquire and manage their own portfolio of securities, the Fund is an open-end investment management company which seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The Portfolio is a separate registered investment company with substantially the same investment objective as the Fund. Generally, when the Portfolio seeks a vote to change any of its fundamental restrictions or policies, the Fund will hold a shareholder meeting and cast its vote proportionally, as instructed by its shareholders. Fund shareholders are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), of the portfolio on matters on which the shares of the Fund shall be entitled to vote.

The Trust may withdraw the investment of the Fund from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Trust to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all the assets of the Fund into another pooled investment entity having the same investment objective and restrictions and policies as the Fund.

Certain changes in the Portfolio's fundamental investment policies or restrictions, or a failure by the Fund's shareholders to approve such change in the Portfolio's investment restrictions, may require additional withdrawal of the Fund's interest in the Portfolio. Any such withdrawal could result in a distribution in kind of the Portfolio's portfolio securities, as opposed to a cash distribution, which may or may not be readily marketable. The distribution in kind may result in the Fund having a less diversified portfolio of investments or may adversely affect the Fund's liquidity, and the Fund could incur brokerage, tax or other changes in converting the securities to cash. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

ADDITIONAL INFORMATION
----------------------
This Statement of Additional Information and the Prospectus do not contain all of the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statements, including the Exhibits filed therewith, may be examined at the office of the SEC in Washington DC.

Statements contained in the Statement of Additional
Information and the Prospectus concerning the contents or any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an Exhibit to the applicable Registration Statement. Each such statement is qualified in all respects by such reference.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus or this Statement of Additional Information, in connection with the offer of shares of the Fund and, if given or made, such other representations or information must not be relied upon as having been authorized by the Trust, the Fund or the Distributor. The Prospectus and this Statement of Additional Information do not constitute an offer to sell or solicit an offer to buy any of the securities offered thereby in any jurisdiction to any person to whom it is unlawful for the Fund or the Distributor to make such offer in such jurisdictions.

FINANCIAL STATEMENTS
--------------------
The audited Financial Statements and the Notes to the Financial Statements for the Fund, and the Report of Independent Accountants by PricewaterhouseCoopers LLP included in the Fund's Annual Report for the fiscal year ended November 30, 2002, as filed with the Securities and Exchange Commission pursuant to
Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder on January 28, 2003, are incorporated by reference into this Statement of Additional Information. The accession number for such filing was 0000720309-03-000004. The Fund's 2002 Annual Report is available without charge by calling The Managers Funds at (800) 835-3879, on The Managers Funds Internet website at http://www.managersfunds.com or on the SEC's website at http://www.sec.gov.

The audited financial statements and the notes to the financial statements for the Portfolio, and the Report of Independent Accountants, in the Portfolio's annual report to shareholders (Securities Act File No. 33-75250, Investment Company Act File No. 811-8358) for the fiscal year ended August 31, 2002, as filed with the Securities and Exchange Commission pursuant to
Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder on November 4, 2002, are incorporated by reference into this Statement of Additional Information. The accession number for such filing was 0000912057-02-40752. The Portfolio's 2002 annual report is available without charge by calling The Managers Funds at (800) 835-3879 or on the SEC's website at http://www.sec.gov.

                          APPENDIX A

               DESCRIPTION OF SECURITY RATINGS
               -------------------------------

STANDARD & POOR'S:
------------------
CORPORATE AND MUNICIPAL BONDS
-----------------------------
AAA - Debt rated AAA has the highest rating assigned by Standard &
      Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB - Debt rated BB is regarded as having less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

COMMERCIAL PAPER, INCLUDING TAX EXEMPT
--------------------------------------
A - Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1 - This designation indicates that the degree of safety regarding timely payment is very strong.

SHORT-TERM TAX-EXEMPT NOTES
---------------------------
SP-1- The short-term tax-exempt note rating of SP-1 is the highest rating assigned by Standard & Poor's and has a very strong or strong capacity to pay principal and interest.
      Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

SP-2- The short-term tax-exempt note rating of SP-2 has satisfactory capacity to pay principal and interest.

MOODY'S:
--------
CORPORATE AND MUNICIPAL BONDS
-----------------------------
Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

COMMERCIAL PAPER, INCLUDING TAX EXEMPT
--------------------------------------
Prime-1 - Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

  -- Leading market positions in well-established industries.

  -- High rates of return on funds employed.

  -- Conservative capitalization structures with moderate reliance on debt and ample asset protection.

  -- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

  -- Well established access to a range of financial markets and assured sources of alternate liquidity.

SHORT-TERM TAX EXEMPT NOTES
---------------------------
MIG-1 -	The short-term tax-exempt note rating MIG-1 is the
highest rating assigned by Moody's for notes judged to be the best quality. Notes with this rating enjoy strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2 -	MIG-2 rated notes are of high quality but with margins
of protection ample although not as large as MIG-1.

MIG-3 -	MIG-3 rated notes are of favorable quality, where all
security elements are accounted for but there is lacking the undeniable strength of MIG-2 rated notes, liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

                            PART C
                            ------
                To the Registration Statement of
              The Managers Funds (the "Registrant")
              -------------------------------------

Item 23.     Exhibits.
--------     ---------

Exhibit No.  Description
-----------  ----------------------------------------------------------
a.1          Declaration of Trust dated November 23, 1987.(i)(ii)

a.2          Amendment No. 1 to Declaration of Trust dated May 12,
             1993.(ii)(iii)

a.3          Amendment No. 2 to Declaration of Trust dated June 30,
             1993.(ii)(iii)

a.4 Amendment No. 3 to Declaration of Trust establishing a new series of shares of beneficial interest of the Registrant designated as "Managers Emerging Markets Equity Fund" dated
             December 8, 1997.(iv)

a.5 Amendment No. 4 to Declaration of Trust amending Section 2.11 dated April 20, 1999.(x)

a.6 Amendment No. 5 to Declaration of Trust establishing a new series of shares of beneficial interest of the Registrant designated as "Managers Small Company Fund" dated March 3,
             2000.(viii)

b.           By-Laws of the Trust dated November 23, 1987. (i)(ii)

c.           Instruments Defining Rights of Shareholders. (ii)(v)

d.1          Fund Management Agreement between Registrant and The Managers
             Funds LLC, dated as of April 1, 1999. (vi)

d.2 Form of Sub-Advisory Agreement between The Managers Funds LLC and HLM Management Company with respect to Managers Small
             Company Fund dated May 1, 2000.(viii)

d.3 Form of Sub-Advisory Agreement between The Managers Funds LLC and Kalmar Investment Advisers with respect to Managers Small
             Company Fund dated May 1, 2000.(viii)

d.4 Form of Sub-Advisory Agreement between The Managers Funds LLC and Goldman Sachs Asset Management with respect to Managers
             Special Equity Fund dated January 1, 2000.(viii)

d.5 Form of Sub-Advisory Agreement between The Managers Funds LLC and Armstrong Shaw Associates Inc. with respect to Managers
             Income Equity Fund dated March 8, 2000.(viii)

d.6 Form of Sub-Advisory Agreement between The Managers Funds LLC and Mastholm Asset Management with respect to Managers
             International Equity Fund dated March 27, 2000.(viii)

d.7          Form of Sub-Advisory Agreements between The Managers Funds
             LLC and each Sub-Adviser identified in the Registration Statement with respect to each Fund of the Registrant, dated as of April 1, 1999.(vi)

d.8          Sub-Advisory Agreement between The Managers Funds LLC and
             Skyline Asset Management, L.P. with respect to Managers Special
             Equity Fund dated December 1, 2000.(x)


d.9          Sub-Advisory Agreement between The Managers Funds LLC and
             Pilgrim Baxter & Associates, Ltd. with respect to Managers
             Special Equity Fund dated September 26, 2000.(x)

d.10         Sub-Advisory Agreement between The Managers Funds LLC and
             Loomis, Sayles & Co., L.P. with respect to Managers Bond Fund dated October 30, 2000.(x)

d.11         Sub-Advisory Agreement between The Managers Funds LLC and
             Rogge Global Partners, plc with respect to Managers Global Bond
             Fund dated September 26, 2000.(x)

d.12         Sub-Advisory Agreement between The Managers Funds LLC and
             Rexiter Capital Management Limited with respect to Managers
             Emerging Markets Equity Fund dated February 1, 2001.(x)

e.1          Distribution Agreement between the Registrant and The
             Managers Funds LLC, dated as of April 1, 1999.(vi)

e.2 Form of Distribution Agreement between Registrant and Managers Distributors, Inc., dated as of April 1, 2001.(x)

f.           Not Applicable.

g. Custodian Agreement between the Registrant and The Bank of New York. (xii)

h.1          Transfer Agency Agreement between the Registrant and State
             Street Bank and Trust Company dated February 16, 1994.(ii)(vii)

h.2          Administration and Shareholder Servicing Agreement between
             The Managers Funds LLC and the Registrant dated
             April 1, 1999.(vi)

h.3 License Agreement Relating to the Use of Name between the Registrant and The Managers Funds LLC dated April 1, 1999.(vi)

i.1          Opinion and Consent of Shereff, Friedman, Hoffman & Goodman,
             LLP dated September 27, 1990.(i)(ii)

j.1 Consent of PricewaterhouseCoopers LLP with respect to the Money Market Fund. (filed herewith)

j.2          Power of Attorney for the Trustees of the Registrant dated
             March 14, 2003. (filed herewith)

j.3          Power of Attorney for the Officers of the Registrant dated
             March 14, 2003. (filed herewith)

j.4          Power of Attorney for the Trustees of Mutual Fund Trust dated
             March 18, 2002. (xi)

j.5          Consent of PricewaterhouseCoopers LLP with respect to the JP
             Morgan Prime Money Market Fund. (filed herewith)

k.           Not Applicable.

l.           Not Applicable.

m.           Not Applicable.

n.           Not Applicable.

o.           Not Applicable.


t.1 Code of Ethics of Registrant as adopted on June 4, 1999.(viii)

t.2          Code of Ethics of The Managers Funds LLC and Managers
             Distributors, Inc. as adopted on March 1, 2001.(x)
----------------------------------------------------------------------
(i)          Filed as an exhibit to the Registrant's Registration
             Statement on Form N-1A, Registration Nos. 2-84012; 811-3752
             (filed September 28, 1990).

(ii)         Filed as an exhibit to the Registrant's Registration
             Statement on Form N-1A, Registration Nos. 2-84012; 811-3752
             (filed October 16, 1997).

(iii)        Filed as an exhibit to the Registrant's Registration
             Statement on Form N-1A, Registration Nos. 2-84012; 811-3752
             (filed November 5, 1993).

(iv)         Filed as an exhibit to the Registrant's Registration
             Statement on Form N-1A, Registration Nos. 2-84012; 811-3752
             (filed April 29, 1998).

(v)          Filed as an exhibit to the Registrant's Registration
             Statement on Form N-1A, Registration Nos. 2-84012; 811-3752
             (filed March 7, 1995).

(vi)         Filed as an exhibit to the Registrant's Registration
             Statement on Form N-1A, Registration Nos. 2-84012; 811-3752
             (filed April 1, 1999).

(vii)        Filed as an exhibit to the Registrant's Registration
             Statement on Form N-1A, Registration Nos. 2-84012; 811-3752
             (filed April 24, 1994).

(viii)       Filed as an exhibit to the Registrant's Registration
             Statement on Form N-1A, Registration Nos. 2-84012; 811-3752
             (filed May 1, 2000).

(ix)         Filed as an exhibit to the Registrant's Registration
             Statement on Form N-1A, Registration Nos. 2-84012; 811-3752
             (filed November 9, 1992).

(x)          Filed as an exhibit to the Registrant's Registration
             Statement on Form N-1A, Registration Nos. 2-84012; 811-3752
             (filed March 28, 2001).

(xi)         Filed as an exhibit to the Registrant's Registration
             Statement on Form N-1A, Registration Nos. 2-84012; 811-3752
             (filed March 28, 2002).

(xii)        Filed as an exhibit to the Registrant's Registration
             Statement on Form N-1A, Registration Nos. 2-84012; 811-3752
             (filed February 28, 2003).

Item 24.     Persons Controlled by or Under Common Control with Registrant.
--------
             None.

Item 25.     Indemnification.
--------
Sections 2.9(d) and (f), Article IV Sections 4.1-4.3 and Section
8.3(b) of the Registrant's Declaration of Trust dated November 23,
1987 relate to the indemnification of Trustees, Officers and other persons by the Trust and to the exemption from personal liability of such Trustees, Officers and other persons.  These aforementioned
Sections are reproduced below:


Section 2.9. Miscellaneous Powers.
----------------------------------

The Trustee shall have the power to: (d) purchase, and pay out of the Trust Property, insurance policies insuring the Shareholders, Trustees, Officers, employees, agents, Investment Advisers,
Distributors, selected dealers or independent contractors of the Trust against all claims arising by reason of holding any such position or by reason of any action taken or omitted by any such Person in such capacity, whether or not constituting negligence, or whether or not the Trust would have the power to indemnify such Person against such liability; (f) to the extent permitted by law, indemnify any Person with whom the Trust has dealings, including the Investment Adviser, Distributor, Transfer Agent and selected dealers, to such extent as the Trustees shall determine;

Article IV - Section 4.1. No Personal Liability of Shareholders,
Trustees, etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust
Property or the acts, obligations or affairs of the Trust.  No
Trustee, Officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any person, other than the Trust or its Shareholders, in connection with the Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person, and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any or proceeding to enforce any such liability of the Trust or any Series, he shall not, on account thereof, be held to any personal liability. The
Trust or Series shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability.

The rights accruing to a Shareholder under this Section 4.1 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

Section 4.2. Non-liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office or for his failure to act in good faith in the reasonable belief that his action was in the best interests of the Trust. Notwithstanding anything in this
Article IV or elsewhere in this Declaration to the contrary and without in any way increasing the liability of the Trustees beyond that otherwise provided in this Declaration, no Trustee shall be liable to the Trust or to any Shareholder, Trustee, officer, employee or agent for monetary damages for breach of fiduciary duty as a Trustee; provided that such provision shall not eliminate or limit the liability of a Trustee (i) for any breach of the Trustee's duty of loyalty to the Trust or its Shareholders, (ii) for acts or omissions not in good faith or which involve intentional misconduct or knowing violation of law, or (iii) for any transaction from which the Trustee derived an improper personal benefit.

Section 4.3. Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

(i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust or any Series to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or aid by him in connection with any claim, action, suit or proceeding in which he became involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii) the words "claim," "action," "suit," or proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; the words


"liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Trustee or officer:

(i) against any liability to the Trust or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

(iii) in the event of a settlement involving a final adjudication as provided in paragraph (b)(i) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

(A) by the court or other body approving the settlement or other disposition; or

(B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

(C) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter by entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

(D) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust or any Series prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either

(i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

(ii) a majority of the Disinterested Trustees acting on the matter
(provided that a majority of the Disinterested Trustees act on the matter), or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding. Section 8.3. Amendment
Procedure. (b) No amendment may be made under this Section 8.3 which would change any rights with respect to any Shares of the Trust or of any Series by reducing the amount payable thereon upon liquidation of the Trust or by diminishing or eliminating any voting rights pertaining thereto, except with the vote or consent of the holders of two-thirds of the Shares outstanding and entitled to vote, or by such other vote as may be established by the Trustees with respect to any Series of Shares. Nothing contained in this Declaration shall permit the amendment of this Declaration to impair the exemption from personal liability of the Shareholders, Trustees, officers, employees and agents of the Trust or to permit assessments upon Shareholders.


Item 26.     Business and Other Connections of Investment Adviser.
--------
The Managers Funds LLC, a registered investment adviser, serves as investment adviser to the Trust.  The Managers Funds LLC is a subsidiary of Affiliated Managers Group, Inc. ("AMG") and AMG
serves as its Managing Member. The Managers Funds LLC serves exclusively as an investment adviser to investment companies registered under the 1940 Act. The business and other connections of the officers and directors of The Managers Funds LLC, are listed in Schedules A and D of its ADV Form as currently on file with the
Commission, the text of which Schedules are hereby incorporated herein by reference.  The file number of said ADV Form is 801-
56365.

The Managers Funds LLC hires Sub-Adviser(s) for each Fund of the
Trust. The business and other connections of the officers and directors of each Sub-Adviser are listed in their respective
Schedules A and D of its ADV Form as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said ADV Forms are listed below


Armstrong Shaw Associates Inc.                  801-20597
Essex Investment Management Company, LLC*       801-12548
Kalmar Investment Advisers                      801-53608
Kern Capital Management LLC                     801-54766
Pilgrim Baxter & Associates, Ltd.               801-48872
Westport Asset Management, Inc.                 801-21854
Skyline Asset Management, L.P.*                 801-49603
Deutsche Asset Management                       801-252
Mastholm Asset Management, L.L.C.               801-54834
Rexiter Capital Management Limited              801-55470
Loomis, Sayles & Company, L.P.                  801-170
Osprey Partners Investment Management, LLC      801-55893
Holt Smith & Yates Advisers, Inc.               801-30171
Donald Smith & Co., Inc.                        801-16798
Bernstein Investment Research & Management      801-56720
-----------------------------------------------------------------

* Essex and Skyline are each majority owned by AMG and are each an affiliate of the Registrant.

Item 27.     Principal Underwriters.
--------

(a) Managers Distributors, Inc. acts as principal underwriter for the Registrant. Managers Distributors, Inc. also acts as principal underwriter for Managers AMG Funds, Managers Trust I and Managers
Trust II.

(b) The following information relates to the directors, officers and partners of Managers Distributors, Inc.:


Name and Principal                  Positions and             Positions and
Business Address                    Offices with Underwriter  Offices with Fund
---------------------------         ------------------------  ---------------------
Nathaniel Dalton                            Director                  None
c/o Affiliated Managers Group, Inc.
600 Hale Street
Prides Crossings, MA 01965

Daniel J. Shea                              Director                  None
c/o Affiliated Managers Group, Inc.
600 Hale Street
Prides Crossings, MA 01965

John Kingston, III                        Director and
c/o Affiliated Managers Group, Inc.        Secretary                  None
600 Hale Street
Prides Crossings, MA 01965

Peter M. Lebovitz                           President               President
c/o The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854

Donald S. Rumery                            Treasurer             Secretary and
c/o The Managers Funds LLC                                          Treasurer
40 Richards Avenue
Norwalk, Connecticut 06854



(c)          Not Applicable.


Item 28.     Location of Accounts and Records.
--------
The accounts and records of the Registrant are maintained at the offices of the Registrant at 40 Richards Avenue, Norwalk,
Connecticut 06854, at the offices of the Custodian, The Bank of New
York, 100 Church Street, New York, New York 10286, at the offices of the Transfer Agent, Boston Financial Data Services, Inc. 1776
Heritage Drive, North Quincy, Massachusetts 01171 and at the
offices of each Sub-Adviser at the address listed in the current
Form ADV on file of each (see Item 26 for ADV file numbers).

Item 29.     Management Services.
--------
There are no management-related service contracts other than the
Fund Management Agreement relating to management services described in Parts A and B.

Item 30.     Undertakings.
--------
(a) Insofar as indemnification for liability arising under the
Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such
indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(b) The Registrant shall furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

(c) If requested to do so by the holders of at least 10% of the Registrant's outstanding shares, the Registrant will call a meeting of shareholders for the purpose of voting upon the removal of a trustee or trustees and the Registrant will assist communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.


=====================================================================
Exhibit J.1   Consent of PricewaterhouseCoopers LLP with respect to
              the Money Market Fund
=====================================================================

                 CONSENT OF INDEPENDENT ACCOUNTANTS
                 ----------------------------------

We hereby consent to the incorporation by reference in this Registration Statement on Form N-1A of our report dated January 21, 2003, relating to the financial statements and financial highlights which appears in the November 30, 2002 Annual Report to Shareholders of Managers Money Market Fund, which are also incorporated by reference into the Registration Statement. We also consent to the references to us under the headings "Financial Highlights", "Independent Accountants" and "Financial Statements" in such Registration Statement.

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 1, 2003

=====================================================================
Exhibit J.2   Power of Attorney for the Trustees of the Registrant
              dated March 14, 2003
=====================================================================

                           POWER OF ATTORNEY
                           -----------------
                          THE MANAGERS FUNDS
                          ------------------

   KNOW ALL MEN BY THESE PRESENTS, that each of the persons whose name appears below hereby nominates, constitutes and appoints
Peter M. Lebovitz, Galan G. Daukas and Donald S. Rumery (with full power to each of them to act alone) his or her true and lawful attorney-in-fact and agent, for him or her and on his or her behalf and in his or her place and stead in any way and all capacities, to make, execute and sign all amendments and supplements to the Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 of The Managers Funds (the "Fund"), and to file the same with the Securities and Exchange Commission, and any other regulatory authority having jurisdiction over the offer and sale of shares of common stock of the Fund, and any and all exhibits and other documents requisite in connection therewith, granting unto said attorneys and each of them, full power and authority to perform each and every act and thing requisite and necessary to be done in and about the premises as fully to all intents and purposes as each of the undersigned Trustees himself or herself might or could do.

   IN WITNESS WHEREOF, the undersigned Trustees have hereunto set their hands this 14th day of March, 2003.


/s/ Jack W. Aber                          /s/ William E. Chapman, II
------------------------------            ---------------------------------
Jack W. Aber, Trustee                     William E. Chapman, II, Trustee


/s/ Edward J. Kaier                       /s/ Madeline H. McWhinney
------------------------------            ---------------------------------
Edward J. Kaier, Trustee                  Madeline H. McWhinney, Trustee


/s/ Steven J. Paggioli                    /s/ Eric Rakowski
------------------------------            ---------------------------------
Steven J. Paggioli, Trustee               Eric Rakowski, Trustee


/s/ Thomas R. Schneeweis                  /s/ Sean M. Healey
------------------------------            ---------------------------------
Thomas R. Schneeweis, Trustee             Sean M. Healey, Trustee


/s/ Peter M. Lebovitz
------------------------------
Peter M. Lebovitz, Trustee

=====================================================================
Exhibit J.3   Power of Attorney for the Officers of the Registrant
              dated March 14, 2003
=====================================================================

                           POWER OF ATTORNEY
                           -----------------
                          THE MANAGERS FUNDS
                          ------------------

   KNOW ALL MEN BY THESE PRESENTS, that each of Peter M. Lebovitz,
Galan G. Daukas and Donald S. Rumery, whose signatures appear below, hereby nominates, constitutes and appoints each of the others (with full power to each of them to act alone) his true and lawful attorney-in-fact and agent, for him and on his behalf and in his place and stead in any way and all capacities, to make, execute and sign all amendments and supplements to the Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 of The Managers Funds (the "Fund"), and to file the same with the Securities and Exchange Commission, and any other regulatory authority having jurisdiction over the offer and sale of shares of common stock of the Fund, and any and all exhibits and other documents requisite in connection therewith, granting unto said attorneys and each of them, full power and authority to perform each and every act and thing requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned himself might or could do.

   IN WITNESS WHEREOF, the undersigned persons have hereunto set their hand this 14th day of March, 2003.

       Signature                              Title
       ---------                              -----

/s/ Peter M. Lebovitz                         President
-------------------------
Peter M. Lebovitz


/s/ Galan G. Daukas                           Chief Financial Officer
-------------------------
Galan G. Daukas


/s/ Donald S. Rumery                          Treasurer and Secretary
-------------------------
Donald S. Rumery

=====================================================================
Exhibit J.5   Consent of PricewaterhouseCoopers LLP with respect to
              the JP Morgan Prime Money Market Fund
=====================================================================

                    CONSENT OF INDEPENDENT ACCOUNTANTS
                    ----------------------------------

We hereby consent to the incorporation by reference in this Registration Statement on Form N-1A of our report dated October 18, 2002, relating to the financial statements and financial highlights, which appear in the August 31, 2002 Annual Report to Shareholders of JPMorgan Prime Money Market Fund, which are also incorporated by reference into the Registration Statement. We also consent to the references to us under the headings "Independent Accountants" and "Financial Statements" in such Registration Statement.


PricewaterhouseCoopers LLP

New York, New York
April 1, 2003

                             SIGNATURES
                             ----------

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) of the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Norwalk and State of Connecticut, on the 28th day of March, 2003.

                                            THE MANAGERS FUNDS

                                            BY:  /s/ Peter M. Lebovitz
                                                 ---------------------
                                                 Peter M. Lebovitz
                                                 President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


Signature                       Title               Date
--------------------------      ------------        --------------

          *
--------------------------
Jack W. Aber                    Trustee             March 28, 2003


          *
--------------------------
William E. Chapman, II          Trustee             March 28, 2003


          *
--------------------------
Sean M. Healey                  Trustee             March 28, 2003


          *
--------------------------
Edward J. Kaier                 Trustee             March 28, 2003


          *
--------------------------
Eric Rakowski                   Trustee             March 28, 2003


          *
--------------------------
Steven J. Paggioli              Trustee             March 28, 2003


          *
--------------------------
Madeline H. McWhinney           Trustee             March 28, 2003


          *
--------------------------
Thomas R. Schneeweis            Trustee             March 28, 2003


/s/ Peter M. Lebovitz           Trustee, President  March 28, 2003
--------------------------      and Principal
Peter M. Lebovitz               Executive Officer


          *
--------------------------      Principal
Galan G. Daukas                 Financial Officer   March 28, 2003


          *                     Treasurer and       March 28, 2003
--------------------------      Principal
Donald S. Rumery                Accounting Officer



/s/ Peter M. Lebovitz
--------------------------
*By Peter M. Lebovitz pursuant to Power of Attorney.



                              SIGNATURES
                              ----------

Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment to the registration statement of The Managers Funds (File No. 2-84012) has been signed by the following persons in the capacities and on the date indicated:


Signature                       Title               Date
--------------------------      ------------        --------------

            *
--------------------------      Chairman and
Fergus Reid, III                Trustee             March 28, 2003


            *
--------------------------
William J. Armstrong            Trustee             March 28, 2003


            *
--------------------------
Roland R. Eppley, Jr.           Trustee             March 28, 2003


            *
--------------------------
Ann Maynard Gray                Trustee             March 28, 2003


            *
--------------------------
Matthew Healey                  Trustee             March 28, 2003


            *
--------------------------
James J. Schonbachler           Trustee             March 28, 2003


            *
--------------------------
Leonard M. Spalding             Trustee             March 28, 2003


            *
--------------------------
H. Richard Vartabedian          Trustee             March 28, 2003


/s/ Peter M. Lebovitz
--------------------------
*By Peter M. Lebovitz pursuant to Power of Attorney.
